SEC. File Nos. 2-86838
               811-3857

                        SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM N-1A
                                Registration Statement
                                       Under
                              the Securities Act of 1933
                           Post-Effective Amendment No. 31
                                        and
                                Registration Statement
                                       Under
                           The Investment Company Act of 1940
                                 Amendment No. 31

                          AMERICAN FUNDS INSURANCE SERIES
               (Exact Name of Registrant as specified in charter)
                               333 South Hope Street
                               Los Angeles, CA 90071
                     (Address of principal executive offices)

                 Registrant's telephone number, including area code:
                                  (213) 486-9200


                                  CHAD L. NORTON
                       CAPITAL RESEARCH AND MANAGEMENT COMPANY
                               333 South Hope Street
                               Los Angeles, CA 90071
                        (name and address of agent for service)


                                   Copies to:
                             ROBERT E. CARLSON, ESQ.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              555 S. Flower Street
                         Los Angeles, California 90071
                          (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on May 1, 2001, pursuant to paragraph (a) of rule 485.

                                AMERICAN FUNDS
                               INSURANCE SERIES(sm)

                                 Class 1 Shares


                                   PROSPECTUS


                                   MAY 1, 2001



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Series consists of 13 funds, each representing a separate fully managed di-versified portfolio of securities. The 13 funds are:

  Global Discovery Fund
  Global Growth Fund
  Global Small Capitalization Fund
  Growth Fund
  International Fund
  New World Fund
  Growth-Income Fund
  Value Fund
  Asset Allocation Fund
  Bond Fund
  High-Yield Bond Fund
  U.S. Government /AAA-Rated Securities Fund
  Cash Management Fund

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 1 shares and is for use with Con-tracts that make Class 1 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. More information on the funds is contained in the Series' statement of additional information.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable an-nuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemp-tion charges at net asset value.

                                 American Funds Insurance Series / Prospectus  1

--------------------------------------------------------------------------------


Global Discovery Fund

This fund will become available on             , 2001; however, it may not be
available in all states on that date. Please contact your investment profes-sional for additional information.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. Companies in the services and information area include, for example, those in-volved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tour-ism, financial services, distribution and transportation. Providing you with current income is a secondary consideration.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. The values of equity securities held by the fund may de-cline in response to certain events, including those involving the companies whose securities are owned in the fund, adverse conditions affecting the gen-eral economy, overall market declines, world political, social, and economic instability, and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitaliza-tion stocks.

Investments outside the U.S. may be affected to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

2  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Global Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                               Fund's Results
                       Calendar Year                 (%)
                       -------------           --------------
                          1998                      29.04
                          1999                      70.02
                          2000                     -18.71

The fund's highest/lowest quarterly results during this time period were:

Highest 41.07% (quarter ended December 31, 1999)
Lowest -13.14% (quarter ended December 31, 2000)

                                 American Funds Insurance Series / Prospectus  3

For periods ended December 31, 2000:

Average
Annual                    MSCI      Lipper
Total                     World   Global Fund
Return         Fund/1/   Index/2/   Index/3/   CPI/4/
--------------------------------------------------------------------------------
One Year       -18.71%     -12.92%     -8.50%   3.39%
 ................................................................................
Lifetime/5/     19.73%      12.22%     12.74%   2.28%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Lipper Global Fund Index represents funds that invest at least 25% of their portfolios in securities traded outside the U.S. The results of the un-derlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on April 30, 1997.


4  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Global Small Capitalization Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for in-vestors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.


Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                               Fund's Results
                       Calendar Year                 (%)
                       -------------           --------------
                          1999                      91.77
                          2000                     -16.33

The fund's highest/lowest quarterly results during this time period were:

Highest 28.97% (quarter ended December 31, 1999)
Lowest -16.88% (quarter ended December 31, 2000)

                                 American Funds Insurance Series / Prospectus  5

For periods ended December 31, 2000:

                     Salomon
                      Smith
Average               Barney
Annual                World
Total                Smallcap
Return      Fund/1/  Index/2/  CPI/3/
--------------------------------------------------------------------------------
One Year    -16.33%  -4.73%  3.39%
 ................................................................................
Lifetime/4/  20.52%   1.39%  2.59%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-com-pany stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.


/3/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/The fund began investment operations on April 30, 1998.


6  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Stan-dard & Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate accounts fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                  (%)
                    -------------             --------------
                        1991                       33.27
                        1992                       10.78
                        1993                       16.33
                        1994                        0.50
                        1995                       33.27
                        1996                       13.36
                        1997                       30.10
                        1998                       35.55
                        1999                       57.62
                        2000                        4.73

The fund's highest/lowest quarterly results during this time period were:

Highest  30.77% (quarter ended December 31, 1999)
Lowest  -11.20% (quarter ended September 30, 1998)

                                 American Funds Insurance Series / Prospectus  7

For periods ended December 31, 2000:

Average
Annual                        Lipper Capital
Total                S&P 500   Appreciation
Return       Fund/1/ Index/2/ Fund Index/3/  CPI/4/
--------------------------------------------------------------------------------
One Year      4.73%   -9.11%     -12.93%     3.39%
 ................................................................................
Five Years   26.97%   18.29%      14.93%     2.54%
 ................................................................................
Ten Years    22.47%   17.91%      15.99%     2.66%
 ................................................................................
Lifetime/5/  19.00%   16.73%      13.76%     3.22%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the aver-age weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/The Lipper Capital Appreciation Fund Index represents funds that seek growth of capital but do not necessarily emphasize investments in rapidly growing, high P/E companies. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on February 8, 1984.

8  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
International Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is de-signed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate poten-tially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                  (%)
                    -------------             --------------
                        1991                       11.76
                        1992                       -0.84
                        1993                       34.34
                        1994                        1.93
                        1995                       12.68
                        1996                       17.53
                        1997                        9.06
                        1998                       21.22
                        1999                       76.43
                        2000                      -21.85

The fund's highest/lowest quarterly results during this time period were:

Highest 42.45% (quarter ended December 31, 1999)
Lowest -14.22% (quarter ended September 30, 1998)

                                American Funds Insurance Series / Prospectus  9

For periods ended December 31, 2000:

Average
Annual                  MSCI      Lipper
Total                   EAFE   International
Return       Fund/1/  Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------------------------------------
One Year     -21.85%   -13.96%    -14.72%    3.39%
 ................................................................................
Five Years    16.46%     7.43%     10.20%    2.54%
 ................................................................................
Ten Years     13.86%     8.56%     10.34%    2.66%
 ................................................................................
Lifetime/5/   12.46%     7.63%      9.04%    2.85%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
   East) Index measures all major stock markets outside North America. This in-dex is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Lipper International Fund Index represents funds that invest in securi-ties with primary trading markets outside the U.S. The results of the under-lying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on May 1, 1990.

10  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
New World Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant por-tion of a company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in "qualified" countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of lower rated and government bonds, primarily based in qualified countries or that have a significant portion of their assets in revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such fac-tors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. The fund's investment adviser will maintain an eligible list of qualified coun-tries and securities in which the fund may invest. Qualified developing coun-tries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Greece, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Pe-ru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey, and Venezuela.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency and interest rate fluctuations. The growth-oriented, equity-type securi-ties generally purchased by the fund may involve large price swings and poten-tial for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks often are more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Investing in countries with developing economies and/or markets generally in-volves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a com-pany or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more suscepti-ble to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, se-curities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.



                                American Funds Insurance Series / Prospectus  11

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results form year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                  (%)
                    -------------             --------------
                        2000                      -12.43

The funds highest/lowest quarterly results during this time period were:

  Highest 5.59% (quarter ended March 31, 2000)

  Lowest -6.78% (quarter ended June 30, 2000)

For periods ended December 31, 2000:

                        MSCI
Average                 All
Annual                Country
Total                World Free
Return       Fund/1/   Index/2/   CPI/3/
--------------------------------------------------------------------------------
One Year     -12.43%  -13.94%   3.39%
 ................................................................................
Lifetime/4/    2.41%  -0.40%    3.02%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Morgan Stanley Capital International All Country World Free Index is a blend of the MSCI World and Emerging Markets Free indexes, weighted by market capitalization. The MSCI World Index measures 22 developed country stock mar-kets, while the MSCI Emerging Markets Free Index measures 26 developing coun-try stock markets.

/3/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/The fund began investment operations on June 17, 1999.

12  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Growth-Income Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demon-strate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The values of equity securities may decline in response to certain events in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines world political, social and economic instability, and currency and interest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regula-tions, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio securities.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                       24.08
                        1992                        7.93
                        1993                       12.30
                        1994                        2.08
                        1995                       32.99
                        1996                       18.72
                        1997                       25.84
                        1998                       18.38
                        1999                       11.47
                        2000                        8.24

The fund's highest/lowest quarterly results during this time period were:

Highest 18.91% (quarter ended December 31, 1998)
Lowest -11.00% (quarter ended September 30, 1998)

                                American Funds Insurance Series / Prospectus  13

For periods ended December 31, 2000:

Average
Annual                        Lipper Growth
Total                S&P 500   and Income
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------------------------------------
One Year      8.24%   -9.11%       0.39%    3.39%
 ................................................................................
Five Years   16.37%   18.29%      19.32%    2.54%
 ................................................................................
Ten Years    15.86%   17.41%      15.14%    2.66%
 ................................................................................
Lifetime/5/  15.40%   16.73%      14.07%    3.22%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the aver-age weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/The Lipper Growth and Income Fund Index represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on February 8, 1984.

14  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Value Fund

This fund will become available on             , 2001; however, it may not be
available in all states on that date. Please contact your investment profes-sional for additional information.

RISK/RETURN SUMMARY

The fund seeks to produce income substantially exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies in the U.S.

The fund is designed for investors seeking both capital appreciation and in-come. The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose secu-rities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.


                                American Funds Insurance Series / Prospectus  15

--------------------------------------------------------------------------------
Asset Allocation Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and cap-ital gains) consistent with preservation of capital over the long-term by in-vesting in a diversified portfolio of common stocks and other equity securi-ties, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may also invest a portion of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instru-ments. The fund is designed for investors seeking above average total return.

The values of equity securities may decline in response to certain events in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market de-clines, world political, social and economic instability, and currency and in-terest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio securities. The values of most debt securities held by the fund may be affected by changing interest rates, and in-dividual securities by changes in their effective maturities and credit rat-ings, and effective maturities. For example, the values of bonds in the fund's poprtfolio generally will decline when interest rates rise and vice versa. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market instruments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of prin-cipal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

16  American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                       21.81
                        1992                        8.50
                        1993                       10.42
                        1994                       -0.28
                        1995                       29.56
                        1996                       15.78
                        1997                       20.49
                        1998                       13.13
                        1999                        7.25
                        2000                        4.61

The fund's highest/lowest quarterly results during this time period were:

Highest 11.56% (quarter ended December 31, 1998)
Lowest  -9.15% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average                       Salomon
Annual                         Smith
Total                S&P 500   Barney
Return       Fund/1/ Index/2/ Index/3/ CPI/4/
--------------------------------------------------------------------------------
One Year      4.61%   -9.11%   11.59%  3.39%
 ................................................................................
Five Years   12.11%   18.29%    6.45%  2.54%
 ................................................................................
Ten Years    12.81%   17.41%    8.00%  2.66%
 ................................................................................
Lifetime/5/  11.31%   15.22%    8.03%  2.98%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the aver-age weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index is in-cluded as a comparison because the fund generally invests at least 20% of its assets in bonds, including intermediate and long-term debt securities. It may increase its exposure to debt securities to as much as 50% of assets.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on August 1, 1989.

                               American Funds Insurance Series / Prospectus  17

--------------------------------------------------------------------------------
Bond Fund

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capi-tal by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The fund may invest up to 35% of its assets in lower quality bonds (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corpo-ration or unrated but determined to be of equivalent quality). The value of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio gener-ally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the se-curity will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative developments.

The fund may invest in bonds of issuers domiciled outside the U.S. Investments outside the U.S. may be affected by the events described above to a greater ex-tent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions. In addition, although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

The fund may also invest up to 20% of its assets in preferred stocks including convertible and non-convertible preferred stocks. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity secu-rities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality. The value of convertible preferred stocks varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

18  American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                    %
                    -------------             --------------
                        1996                        5.84
                        1997                       10.13
                        1998                        4.37
                        1999                        2.81
                        2000                        5.22

The fund's highest/lowest quarterly results during this time period were:

Highest 4.51% (quarter ended June 30, 1997)
Lowest -2.10% (quarter ended March 31, 1996)

For periods ended December 31, 2000:

Average              Salomon
Annual                Smith
Total                 Barney
Return       Fund/1/ Index/2/ CPI/3/
--------------------------------------------------------------------------------
One year      5.22%   11.59%  3.39%
 ................................................................................
Lifetime/4/   5.65%    6.45%  2.54%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/The fund began investment operations on January 2, 1996.

                                American Funds Insurance Series / Prospectus  19

--------------------------------------------------------------------------------
High-Yield Bond Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and second-arily capital appreciation by investing primarily in lower quality debt securi-ties (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securi-ties and securities that have both equity and debt characteristics and that provide an opportunity for capital appreciation. The fund is designed for in-vestors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing higher quality bonds.

The values of debt securities held by the fund may be affected by changing credit ratings, and individual securities by changes in their effective maturi-ties and interest rates. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher qual-ity and shorter maturity bonds. The fund's investment adviser attempts to re-duce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative develop-ments. In addition, the values of equity securities may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

20  American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                       26.57
                        1992                       12.47
                        1993                       16.43
                        1994                       -6.54
                        1995                       21.77
                        1996                       13.21
                        1997                       12.41
                        1998                        0.44
                        1999                        5.80
                        2000                       -3.06

The fund's highest/lowest quarterly results during this time period were:

Highest 10.40% (quarter ended March 31, 1991)
Lowest  -8.42% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average                                     Salomon
Annual                    Salomon Smith      Smith
Total                        Barney        Barney BIG
Return        Fund/1/  High Yield Index/2/  Index/3/  CPI/4/
--------------------------------------------------------------------------------
One Year        -3.06%        2.86%          11.59%   3.39%
 ................................................................................
Five Years       5.56%        7.43%           6.45%   2.54%
 ................................................................................
Ten Years        9.48%       13.81%           8.00%   2.66%
 ................................................................................
Lifetime/5/     10.79%       11.16%           9.66%   3.22%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Salomon Smith Barney Long-Term High-Yield Bond Index represents bonds that have a remaining maturity of at least ten years, a minimum amount out-standing of $100 million and a speculative-grade rating by both Moody's In-vestors Service, Inc. and Standard & Poor's Corporation. This index is unman-aged and does not reflect sales charges, commissions or expenses.

/3/The Salomon Smith Barney Broad Investment-Grade Bond (BIG) Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on February 8, 1984.

                                American Funds Insurance Series / Prospectus  21

--------------------------------------------------------------------------------
U.S. Government/AAA-Rated Securities Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and se-curities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in secu-rities backed by pools of mortgages (also called "mortage-backed securities"). The fund is designed for investors seeking income and more price stability than stocks and lower quality debt securities, and capital preservation over the long term.

The value of certain debt securities held by the fund may be affected by chang-ing interest rates and prepayment risks. For example, as with other debt secu-rities, the value of U.S. Government securities generally will decline when in-terest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the cur-rent market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

In addition, many types of debt securities, including mortgage-related securi-ties are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid prin-cipal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

22  American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                       15.94
                        1992                        7.60
                        1993                       11.17
                        1994                       -4.34
                        1995                       15.38
                        1996                        3.11
                        1997                        8.45
                        1998                        8.19
                        1999                       -0.53
                        2000                       11.69

The fund's highest/lowest quarterly results during this time period were:

Highest 5.95% (quarter ended September 30, 1991)
Lowest -3.76% (quarter ended March 31, 1994)

For periods ended December 31, 2000:

                       Salomon
                      Treasury/
Average              Government-
Annual                Sponsored
Total                 Mortgage
Return       Fund/1/  Index/2/   CPI/3/
--------------------------------------------------------------------------------
One Year     11.69%    12.33%    3.39%
 ................................................................................
Five Years    6.09%     6.64%    2.54%
 ................................................................................
Ten Years     7.48%     7.92%    2.66%
 ................................................................................
Lifetime/4/   7.90%     8.68%    3.14%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Salomon Brothers Treasury/Government-Sponsored Mortgage Index represents fixed-rate Treasury, Government-sponsored, and mortgage issues with a matu-rity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/The fund began investment operations on December 1, 1985.

                                American Funds Insurance Series / Prospectus  23

--------------------------------------------------------------------------------
Cash Management Fund

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash re-serves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instru-ments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repay-ment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment oppor-tunities. Securities may be sold when they are judged to no longer represent good value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                        5.56
                        1992                        3.22
                        1993                        2.67
                        1994                        3.87
                        1995                        5.55
                        1996                        5.09
                        1997                        5.16
                        1998                        5.15
                        1999                        4.83
                        2000                        6.04

The fund's highest/lowest quarterly results during this time period were:

Highest 1.57% (quarter ended December 31, 2000)
Lowest  0.64% (quarter ended March 31, 1993)

24  American Funds Insurance Series / Prospectus

For periods ended December 31, 2000:

Average
Annual
Total
Return       Fund/1/
--------------------------------------------------------------------------------
One Year      6.04%
 ................................................................................
Five Years    5.25%
 ................................................................................
Ten Years     4.71%
 ................................................................................
Lifetime/2/   5.84%

/1/These fund results were calculated according to a standard formula.

/2/The fund began investment operations on February 8, 1984.

                                American Funds Insurance Series / Prospectus  25

Cash Position

The funds may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the funds' objectives, but also it would reduce the fund's exposure in the event of a market downturn and pro-vide liquidity to make additional investments or to meet redemptions.

Portfolio Turnover

Portfolio changes will be made without regard to the length of time particular investments may have been held. The funds do not anticipate their portfolio turnover to exceed 100% annually. The funds' portfolio turnover rate would equal 100% if each security in the funds' portfolios were replaced once per year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Debt securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. See the "Finan-cial Highlights" for the funds' portfolio turnover for each of the last five years.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Re-search Management Company, a wholly owned subsidiary of The Capital Group Com-panies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and busi-ness affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the fiscal year ended December 31, 2000 amounted to the following:
Global Growth Fund -- .66%; Global Small Capitalization Fund -- .82%; Growth Fund -- .36%; International Fund --.54%; New World Fund -- .85%; Growth-Income Fund --.34%; Asset Allocation Fund -- .44%; Bond Fund --.50%; High-Yield Bond Fund -- .50%; U.S. Government/AAA-Rated Securities Fund -- .48%; and Cash Management Fund -- .45%.

Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Coun-selors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Man-agement Company's investment committee. In addition, Capital Research and Man-agement Company's research professionals may make investment decisions with re-spect to a portion of the fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next two pages.

26  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
                                                                                   Approximate Years
                                                                                    of Experience as
                                                                                     an Investment
                                                                                      Professional
                                                                                     (including the
                                                                                    last five years)
                                                                     ................................

                                                         Years of Experience       With Capital
                                                        as Portfolio Counselor     Research and
                                                     (and Research Professional,    Management
  Portfolio Counselors                                      if applicable)          Company or  Total
     for the Series           Primary Title(s)              (approximate)           Affiliates  Years
 ----------------------------------------------------------------------------------------------------
  James K. Dunton       Chairman of the Board.       Growth-Income Fund -- 17           39        39
                        Senior Vice President and    years (since the fund began
                        Director, Capital Research   operations)
                        and Management Company
 ----------------------------------------------------------------------------------------------------
  Donald D. O'Neal      President of the Series.     Global Growth Fund -- 4            16        16
                        Senior Vice President,       years (since the fund began
                        Capital Research and         operations) Growth Fund --
                        Management Company            10 years (plus 4 years as
                                                     a research professional
                                                     prior to becoming a
                                                     portfolio counselor for the
                                                     fund)
 ----------------------------------------------------------------------------------------------------
  Abner D. Goldstine    Senior Vice President of     Bond Fund -- 5 years (since        34        49
                        the Series. Senior Vice      the fund began operations)
                        President and Director,      High-Yield Bond Fund -- 3
                        Capital Research and         years
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alan N. Berro         Vice President of the        Growth-Income Fund -- 5            10        15
                        Series. Senior Vice          years (plus 6 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund -- 2
                                                     years
 ----------------------------------------------------------------------------------------------------
  Claudia P. Huntington Vice President of the        Growth-Income Fund -- 7            26        28
                        Series. Senior Vice          years (plus 5 years as a
                        President, Capital Research  research professional prior
                        and Management Company       to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Robert W. Lovelace    Vice President of the        Global Growth Fund -- 4            16        16
                        Series, Vice President,      years (since the fund began
                        Capital Research and         operations)
                        Management Company           International Fund -- 7
                                                     years
                                                     New World Fund -- 2 years
                                                     (since the fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  John H. Smet          Vice President of the        Bond Fund -- 5 years (since        18        19
                        Series. Vice President,      the fund began operations)
                        Capital Research and         U.S. Government Fund -- 9
                        Management Company           years
 ----------------------------------------------------------------------------------------------------
  Susan M. Tolson       Vice President of the        High-Yield Bond Fund -- 6          11        13
                        Series. Senior Vice          years (plus 3 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund -- 2
                                                     years
 ----------------------------------------------------------------------------------------------------
  Timothy D. Armour     Chairman and Chief           Asset Allocation Fund -- 5         18        18
                        Executive Officer, Capital   years
                        Research Company*
 ----------------------------------------------------------------------------------------------------
  David C. Barclay      Vice President and           High-Yield Bond Fund -- 8          13        20
                        Director, Capital Research   years
                        and Management Company       New World Fund -- 2 years
                                                     (since the fund began
                                                     operations)
                                                     Bond Fund -- 3 years
 ----------------------------------------------------------------------------------------------------
  Martial Chaillet      Senior Vice President and    Global Growth Fund -- 4            29        29
                        Director, Capital Research   years (since the fund began
                        Company*                     operations)
                                                     International Fund -- 8
                                                     years
 ----------------------------------------------------------------------------------------------------
  Gordon Crawford       Senior Vice President and    Global Small Capitalization        30        30
                        Director, Capital Research   Fund -- 3 years (since the
                        and Management Company       fund began operations)
                                                     Growth Fund -- 7 years
                                                     (plus 5 years as a research
                                                     professional prior to
                                                     becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Mark E. Denning       Director, Capital Research   Global Small Capitalization        19        19
                        and Management Company       Fund -- 3 years (since the
                                                     fund began operations)
 ----------------------------------------------------------------------------------------------------
  James E. Drasdo       Senior Vice President,       Growth Fund -- 14 years            24        29
                        Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alwyn Heong           Vice President, Capital      International Fund -- 5             9        10
                        Research Company*            years
 ----------------------------------------------------------------------------------------------------
  Thomas H. Hogh        Vice President -- Capital    U.S. Government Fund -- 3          11        14
                        International Research,      years
                        Inc.*
 ----------------------------------------------------------------------------------------------------
  Carl M. Kawaja        Vice President, Capital      New World Fund -- 2 years           9        13
                        Research Company*            (since fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  Mark R. Macdonald     Vice President --            Asset Allocation Fund -- 2          7        15
                         Investment Management       years
                        Group, Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------

                                American Funds Insurance Series / Prospectus  27

                                                                                 Approximate Years
                                                                                  of Experience as
                                                                                   an Investment
                                                                                    Professional
                                                                                   (including the
                                                                                  last five years)
                                                                   ................................

                                                       Years of Experience       With Capital
                                                      as Portfolio Counselor     Research and
       Portfolio                                   (and Research Professional,    Management
  Counselors for the                                      if applicable)          Company or  Total
        Series              Primary Title(s)              (approximate)           Affiliates  Years
 --------------------------------------------------------------------------------------------------
  Robert G. O'Donnell Senior Vice President and    Growth-Income Fund -- 11           26        29
                      Director, Capital Research   years (plus 1 year as a
                      and Management Company       research professional prior
                                                   to becoming a portfolio
                                                   counselor for the fund)
 --------------------------------------------------------------------------------------------------
  John W. Ressner     Executive Vice President     U.S. Government Fund -- 3          13        13
                      and Director --Capital       years
                      Research Company*
 --------------------------------------------------------------------------------------------------
  C. Ross Sappenfield Vice President, Capital      Growth-Income Fund -- 2             9         9
                      Research Company*            years
 --------------------------------------------------------------------------------------------------
  Gregory W. Wendt    Senior Vice President,       Global Small Capitalization        14        14
                      Capital Research Company*    Fund -- 3 years (since the
                                                   fund began operations)
 --------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

Share Price

Each fund calculates its share price, also called net asset value, as of ap-proximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The funds have adopted pro-cedures to make "fair value" determinations when reliable market prices for particular securities are not available. Shares of the funds will be purchased or sold at the net asset value, next determined after receipt of requests from the appropriate insurance company. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds.

DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

It is the Series' policy to distribute to the shareholders (the insurance com-pany separate accounts) all of its net investment income and capital gains re-alized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so quali-fies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate ac-counts.

28  American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming re-investment of all dividends and distributions). This information has been au-dited by PricewaterhouseCoopers LLP, whose report, along with the funds' finan-cial statements, are included in the statement of additional information, which is available upon request.

             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Global Growth Fund/3/
------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1997   $10.00     $  .06         $ .59         $ .65      $(.03)          --         $(.03)     $10.62      6.45%
11/30/1998    10.62        .13          2.43          2.56       (.14)       $(.02)         (.16)      13.02     24.26
11/30/1999    13.02        .14          6.39          6.53       (.12)        (.44)         (.56)      18.99     51.89
12/31/1999    18.99        .01          3.43          3.44       (.11)        (.90)        (1.01)      21.42     18.53
12/31/2000    21.42        .20/4/      (4.15)/4/     (3.95)      (.02)        (.20)         (.22)      17.25    (18.71)
 ..........................................................................................................................
                    Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Global Growth Fund/3/
-------------------------------------------------------
 Class 1
11/30/1997      $ 80        .44%       .80%     13.22%
11/30/1998       132        .75       1.14      25.56
11/30/1999       272        .72       1.01      25.84
12/31/1999       327        .06        .06       2.65
12/31/2000       317        .70        .97      41.19
 ........................................................

             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Global Growth Fund/3/
----------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    10.00        .03           .60           .63       (.02)          --          (.02)      10.61      6.28
11/30/1998    10.61        .10          2.44          2.54       (.11)        (.02)         (.13)      13.02     24.06
11/30/1999    13.02        .11          6.37          6.48       (.08)        (.44)         (.52)      18.98     51.45
12/31/1999    18.98        .01          3.42          3.43       (.10)        (.90)        (1.00)      21.41     18.47
12/31/2000    21.41        .15/4/      (4.13)/4/     (3.98)      (.02)        (.20)         (.22)      17.21    (18.87)
Global Small Capitalization Fund/5/
-----------------------------------------------------------------------------------------------------------------------
                    Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Global Growth Fund/3/
-------------------------------------------------------
 Class 2
11/30/1997        46        .57        .56      13.22
11/30/1998       124       1.00        .87      25.56
11/30/1999       316        .96        .77      25.84
12/31/1999       399        .08        .04       2.65
12/31/2000       562        .95        .73      41.19
             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Global Small Capitalization Fund/5/
------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1998   $10.00     $  .07         $(.92)        $(.85)     $(.04)          --         $(.04)     $ 9.11     (8.31)%
11/30/1999     9.11        .06          8.20          8.26       (.08)      $ (.13)         (.21)      17.16     92.15
12/31/1999    17.16         --          1.92          1.92       (.01)       (1.70)        (1.71)      17.37     11.70
12/31/2000    17.37        .09/4/      (2.81)/4/     (2.72)      (.05)        (.32)         (.37)      14.28    (16.33)
 .........................................................................................................................
                    Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Global Small Capitalization Fund/5/
--------------------------------------------------------
Class 1
11/30/1998       $55        .51%       .86%     28.20%
11/30/1999       150        .82        .53      80.55
12/31/1999       178        .07         --       6.65/3/
12/31/2000       213        .86        .52      61.79
 .........................................................
             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Global Small Capitalization Fund/5/
----------------------------------------------------------------------------------------------------------------------
Class 2
11/30/1998    10.00        .04          (.91)         (.87)      (.03)          --          (.03)       9.10    (8.49)
11/30/1999     9.10        .04          8.19          8.23       (.06)        (.13)         (.19)      17.14    91.86
12/31/1999    17.14         --          1.92          1.92         --        (1.70)        (1.70)      17.36    11.69
12/31/2000    17.36        .04/4/      (2.80)/4/     (2.76)      (.04)        (.32)         (.36)      14.24   (16.53)
Growth Fund
----------------------------------------------------------------------------------------------------------------------
                    Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Global Small Capitalization Fund/5/
-------------------------------------------------------
 Class 2
11/30/1998        17        .64        .63      28.20
11/30/1999        88       1.06        .25      80.55
12/31/1999       111        .09         --       6.65
12/31/2000       234       1.11        .25      61.79
 Growth Fund
--------------------------------------------------------
             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Growth Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $41.81       $.24         $5.17         $5.41      $(.29)      $(3.40)       $(3.69)     $43.53     14.32%
11/30/1997    43.53        .27          9.61          9.88       (.27)       (3.02)        (3.29)      50.12     24.57
11/30/1998    50.12        .19         10.91         11.10       (.17)       (6.14)        (6.31)      54.91     25.27
11/30/1999    54.91        .11         25.35         25.46       (.14)       (8.11)        (8.25)      72.12     52.55
12/31/1999    72.12        .01          9.64          9.65       (.05)      (11.10)       (11.15)      70.62     14.45
12/31/2000    70.62        .41/4/       2.97/1/       3.38         --         (.49)         (.49)      73.51      4.73
 ........................................................................................................................
                    Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Growth Fund
--------------------------------------------------------
 Class 1
11/30/1996    $3,860        .44%       .61%     30.88%
11/30/1997     4,671        .42        .59      45.14
11/30/1998     5,313        .41        .38      49.91
11/30/1999     7,270        .39        .19      36.81
12/31/1999     8,224        .03        .01       2.55
12/31/2000     7,677        .38        .53       4.96
 .........................................................
             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Growth Fund
------------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    40.59        .11          9.51          9.62       (.12)          --          (.12)      50.09     23.73
11/30/1998    50.09        .08         10.90         10.98       (.05)       (6.14)        (6.19)      54.88     24.97
11/30/1999    54.88       (.02)        25.33         25.31       (.04)       (8.11)        (8.15)      72.04     52.22
12/31/1999    72.04         --          9.63          9.63         --       (11.10)       (11.10)      70.57     14.44
12/31/2000    70.57        .25/4/       2.95/4/       3.20         --         (.49)         (.49)      73.28      4.47

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Growth Fund
--------------------------------------------------------
 Class 2
11/30/1997        75        .37        .08      45.14
11/30/1998       310        .66        .15      49.91
11/30/1999       937        .64         --      36.81
12/31/1999     1,149        .05         --       2.55
12/31/2000     2,356        .63        .33      47.96
             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
International Fund
------------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.89       $.28         $1.96         $2.24      $(.31)       $(.29)        $(.60)     $15.53     16.66%
11/30/1997    15.53        .25          1.18          1.43       (.27)        (.62)         (.89)      16.07      9.52
11/30/1998    16.07        .22          2.21          2.43       (.28)       (1.65)        (1.93)      16.57     16.94
11/30/1999    16.57        .25          8.87          9.12       (.30)        (.31)         (.61)      25.08     56.48
12/31/1999    25.08        .01          4.34          4.35       (.10)       (2.59)       (.2.69)      26.74     18.18
12/31/2000    26.74        .18/4/      (5.90)/4/     (5.72)      (.01)        (.42)         (.43)      20.59    (21.85)
International Fund
------------------------------------------------------------------------------------------------------------------------
                    Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
International Fund
--------------------------------------------------------
 Class 1
11/30/1996    $2,370        .69%      1.99%     32.08%
11/30/1997     2,612        .67       1.56      50.12
11/30/1998     2,593        .66       1.36      34.08
11/30/1999     3,526        .61       1.18      41.99
12/31/1999     4,113        .05        .03       1.45
12/31/2000     2,750        .59        .72      41.84
 ..........................................................
             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
International Fund
------------------------------------------------------------------------------------------------------------------------
Class 2
11/30/1997    15.86        .13           .23           .36       (.16)          --          (.16)      16.06      2.20
11/30/1998    16.06        .20          2.19          2.39       (.24)       (1.65)        (1.89)      16.56     16.63
11/30/1999    16.56        .10          8.98          9.08       (.26)        (.31)         (.57)      25.07     56.16
12/31/1999    25.07        .01          4.33          4.34       (.09)       (2.59)        (2.68)      26.73     18.16
12/31/2000    26.73        .13/4/      (5.89)/4/     (5.76)      (.01)        (.42)         (.43)      20.54    (22.06)
------------------------------------------------------------------------------------------------------------------------
                    Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
--------------------------------------------------------
 Class 2
11/30/1997        48        .53        .34      50.12
11/30/1998       126        .91       1.03      34.08
11/30/1999       311        .85        .84      41.99
12/31/1999       391        .07        .01       1.45
12/31/2000       581        .84        .50      41.84
 .........................................................
             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
New World Fund/6/
------------------------------------------------------------------------------------------------------------------------
Class 1
11/30/1999   $10.00     $  .07         $ .51         $ .58      $(.02)          --         $(.02)     $10.56      5.87%
12/31/1999    10.56        .01          1.25          1.26       (.04)      $ (.01)         (.05)      11.77     11.88
12/31/2000    11.77        .24/4/      (1.70)/4/     (1.46)      (.20)        (.26)         (.46)       9.85    (12.43)
------------------------------------------------------------------------------------------------------------------------
                    Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
New World Fund/6/
--------------------------------------------------------
 Class 1
11/30/1999       $37        .43%      1.02%       .81%
12/31/1999        45        .08        .18       2.57
12/31/2000       .45        .92       2.14      42.63
 .........................................................
             Income From Investment Operations                                   Less Distributions
                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of    Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
New World Fund/6/
------------------------------------------------------------------------------------------------------------------------
Class 2
11/30/1999    10.00        .06           .51           .57       (.02)          --          (.02)      10.55      5.71%
12/31/1999    10.55        .02          1.25          1.27       (.04)        (.01)         (.05)      11.77     11.87
12/31/2000    11.77        .20/4/      (1.69)/4/     (1.49)      (.18)        (.26)         (.44)       9.84    (12.70)
------------------------------------------------------------------------------------------------------------------------
                    Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
New World Fund/6/
--------------------------------------------------------
 Class 2
11/30/1999        28        .57        .95        .81
12/31/1999        38        .10        .16       2.57
12/31/2000       102       1.17       1.83      42.63

                                 American Funds Insurance Series / Prospectus 29

  American Funds Insurance Series / Prospectus

             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Growth-Income Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $31.47      $.71           $5.55        $6.26       $(.74)     $(1.26)       $(2.00)     $35.73   21.02%
11/30/1997    35.73       .73            6.78         7.51        (.72)      (2.55)        (3.27)      39.97   22.92
11/30/1998    39.97       .67            4.60         5.27        (.68)      (3.83)        (4.51)      40.73   14.77
11/30/1999    40.73       .69            3.94         4.63        (.66)      (6.00)        (6.66)      38.70   12.86
12/31/1999    38.70       .06             .88          .94        (.18)      (6.38)        (6.56)      33.08    3.21
12/31/2000    33.08       .72/4/         1.98/4/      2.70        (.06)       (.49)         (.55)      35.23    8.24
 ........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Growth-Income Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996     $5,249      .41%       2.26%     31.27%
11/30/1997      6,430      .38        2.01      37.55
11/30/1998      6.704      .36        1.74      42.72
11/30/1999      6,537      .35        1.75      40.63
12/31/1999      6,632      .03         .18       2.69
12/31/2000      6,022      .35        2.16      47.14
 .....................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Growth-Income Fund
 ................................................................................
 Class 2
11/30/1997    34.10       .37            5.82         6.19        (.35)         --          (.35)      39.94   18.18
11/30/1998    39.94       .58            4.60         5.18        (.59)      (3.83)        (4.42)      40.70   14.49
11/30/1999    40.70       .59            3.94         4.53        (.56)      (6.00)        (6.56)      38.67   12.59
12/31/1999    38.67       .07             .87          .94        (.16)      (6.38)        (6.54)      33.07    3.19
12/31/2000    33.07       .65/4/         1.96/4/      2.61        (.06)       (.49)         (.55)      35.13    7.95

             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Growth-Income Fund
 ......................................................
 Class 2
11/30/1997        157      .35         .93      37.55
11/30/1998        564      .61        1.02      42.72
11/30/1999      1,109      .60        1.50      40.63
12/31/1999      1,203      .05         .16       2.69
12/31/2000      1,972      .60        1.92      47.14
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.77      $.53           $1.89        $2.42       $(.53)      $(.48)       $(1.01)     $15.18   18.65%
11/30/1997    15.18       .55            1.94         2.49        (.54)       (.97)        (1.51)      16.16   17.90
11/30/1998    16.16       .58            1.27         1.85        (.57)       (.87)        (1.44)      16.57   12.32
11/30/1999    16.57       .58             .60         1.18        (.57)      (1.15)        (1.72)      16.03    7.65
12/31/1999    16.03       .05             .15          .20        (.14)      (1.02)        (1.16)      15.07    1.45/3/
12/31/2000    15.07       .56/4/          .13/4/       .69        (.05)         --          (.05)      15.71    4.61
 ........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Asset Allocation Fund
-------------------------------------------------------
 Class 1
11/30/1996    $ 1,141      .49%       3.88%     50.62%
11/30/1997      1,393      .47        3.63      34.14
11/30/1998      1,497      .45        3.63      27.97
11/30/1999      1,394      .44        3.50      36.27
12/31/1999      1,387      .04         .31       1.42
12/31/2000      1,136      .45        3.77      32.43
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Asset Allocation Fund
 ................................................................................................................................
 Class 2
11/30/1997    14.43       .29            1.69         1.98        (.26)         --          (.26)      16.15   13.80
11/30/1998    16.15       .53            1.28         1.81        (.53)       (.87)        (1.40)      16.56   12.05
11/30/1999    16.56       .53             .61         1.14        (.53)      (1.15)        (1.68)      16.02    7.39
12/31/1999    16.02       .05             .14          .19        (.13)      (1.02)        (1.15)      15.06    1.42
12/31/2000    15.06       .53/4/          .13/4/       .66        (.05)         --          (.05)      15.67    4.40
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
 .......................................................
 Class 2
11/30/1997         42      .40        1.81      34.14
11/30/1998        173      .70        3.39      27.97
11/30/1999        321      .69        3.24      36.27
12/31/1999        341      .06         .29       1.42
12/31/2000        453      .70        3.53      32.43
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Bond Fund/7/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $10.00      $.40            $.16         $.56       $(.25)         --         $(.25)     $10.31    5.74%
11/30/1997    10.31       .63             .30          .93        (.62)         --          (.62)      10.62    9.36
11/30/1998    10.62       .67            (.15)         .52        (.65)     $ (.12)         (.77)      10.37    5.12
11/30/1999    10.37       .73            (.50)         .23        (.69)       (.05)         (.74)       9.86    2.33
12/31/1999     9.86       .07            (.01)         .06        (.18)         --          (.18)       9.74     .59
12/31/2000     9.74       .80/4/         (.29)/4/      .51        (.07)         --          (.07)      10.18    5.22

             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Bond Fund/7/
------------------------------------------------------
Class 1
11/30/1996        $77      .52%       6.18%     32.83%
11/30/1997        132      .55        6.63      52.93
11/30/1998        186      .54        6.89      61.54
11/30/1999        173      .53        7.17      38.22
12/31/1999        169      .05         .65       5.48
12/31/2000        151      .51        8.03      54.82
 ......................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Bond Fund/7/
 .......................................................................................................................
 Class 2
11/30/1997    10.11       .35             .46          .81        (.31)         --          (.31)      10.61    8.09
11/30/1998    10.61       .65            (.15)         .50        (.63)       (.12)         (.75)      10.36    4.85
11/30/1999    10.36       .67            (.47)         .20        (.66)       (.05)         (.71)       9.85    2.07
12/31/1999     9.85       .06              --          .06        (.17)         --          (.17)       9.74     .59
12/31/2000     9.74       .78/4/         (.30)/4/      .48        (.06)         --          (.06)      10.16    4.99
----------------------------------------------------------------------------------------------------------------------
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Bond Fund/7/
 .......................................................
 Class 2
11/30/1997         12      .44        3.50      52.93
11/30/1998         45      .78        6.62      61.54
11/30/1999         80      .78        6.94      38.22
12/31/1999         85      .07         .63       5.48
12/31/2000        144      .76        7.87      54.82
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
High-Yield Bond Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.99     $1.28            $.54        $1.82      $(1.30)         --        $(1.30)     $14.51   13.75%
11/30/1997    14.51      1.29             .43         1.72       (1.27)         --         (1.27)      14.96   12.45
11/30/1998    14.96      1.26           (1.04)         .22       (1.25)     $ (.16)        (1.41)      13.77    1.44
11/30/1999    13.77      1.26            (.72)         .54       (1.31)       (.19)        (1.50)      12.81    4.22
12/31/1999    12.81       .11             .12          .23        (.29)         --          (.29)      12.75    1.83
12/31/2000    12.75      1.24/4/        (1.63)/4/     (.39)       (.11)         --          (.11)      12.25   (3.06)
-----------------------------------------------------------------------------------------------------------------------
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
High-Yield Bond Fund
-------------------------------------------------------
 Class 1
11/30/1996       $662      .53%       9.27%     44.81%
11/30/1997        765      .51        8.92      50.22
11/30/1998        715      .51        8.66      65.80
11/30/1999        589      .51        9.13      30.72
12/31/1999        586      .04         .79       1.36
12/31/2000        436      .52        9.87      49.51
 .......................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
High-Yield Bond Fund
 ........................................................................................................................
 Class 2
11/30/1997    14.28       .69             .61         1.30        (.63)         --          (.63)      14.95    9.20/3/
11/30/1998    14.95      1.25           (1.06)         .19       (1.22)       (.16)        (1.38)      13.76    1.18
11/30/1999    13.76      1.18            (.67)         .51       (1.28)       (.19)        (1.47)      12.80    3.96
12/31/1999    12.80       .11             .12          .23        (.28)         --          (.28)      12.75    1.81
12/31/2000    12.75      1.22/4/        (1.64)/4/     (.42)       (.11)         --          (.11)      12.22   (3.31)

             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
High-Yield Bond Fund
 .......................................................
 Class 2
11/30/1997         21      .43        4.92      50.22
11/30/1998         68      .76        8.60      65.80
11/30/1999         95      .76        8.86      30.72
12/31/1999         99      .07          77       1.36
12/31/2000        117      .77        9.76      49.51

             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $11.52      $.83         $(.24)         $.59      $(.82)         --          $(.82)     $11.29    5.49%
11/30/1997    11.29       .76          (.07)          .69       (.80)         --           (.80)      11.18    6.49
11/30/1998    11.18       .68           .26           .94       (.69)         --           (.69)      11.43    8.72
11/30/1999    11.43       .69          (.67)          .02       (.67)         --           (.67)      10.78     .24
12/31/1999    10.78       .06          (.10)         (.04)      (.18)         --           (.18)      10.56    (.41)
12/31/2000    10.56       .68/4/        .55/4/       1.23       (.06)         --           (.06)      11.73   11.69
 ........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------
 Class 1
11/30/1996     $512        .53%       7.33%     30.45%
11/30/1997      471        .52        6.73      53.80
11/30/1998      537        .51        6.11      89.25
11/30/1999      431        .52        6.06      58.30
12/31/1999      421        .05         .52       1.86
12/31/2000      362        .49        6.16      53.97
 ..............................................................
             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
U.S. Government/AAA-Rated Securities Fund
--------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    10.83       .38           .33           .71       (.37)         --           (.37)      11.17    6.65
11/30/1998    11.17       .68           .24           .92       (.67)         --           (.67)      11.42    8.46
11/30/1999    11.42       .65          (.64)          .01       (.65)         --           (.65)      10.78     .08
12/31/1999    10.78       .05          (.10)         (.05)      (.17)         --           (.17)      10.56    (.43)
12/31/2000    10.56       .65/4/        .55/4/       1.20       (.06)         --           (.06)      11.70   11.38
 ........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------
 Class 2
11/30/1997        7        .44        3.45      53.80
11/30/1998       32        .75        5.68      89.25
11/30/1999       47        .77        5.83      58.30
12/31/1999       48        .07         .51       1.86
12/31/2000       70        .74        5.89      53.97
--------------------------------------------------------------
             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
Cash Management Fund
--------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $11.11      $.54          $.01          $.55      $(.54)         --          $(.54)     $11.12    5.09%
11/30/1997    11.12       .57          (.01)          .56       (.55)         --           (.55)      11.13    5.21
11/30/1998    11.13       .57          (.01)          .56       (.56)         --           (.56)      11.13    5.17
11/30/1999    11.13       .49           .02           .51       (.51)         --           (.51)      11.13    4.73
12/31/1999    11.13       .05            --           .05       (.13)         --           (.13)      11.05     .46
12/31/2000    11.05       .65/4/        .01/4/        .66       (.06)         --           (.06)      11.65    6.04
---------------------------------------------------------------------------------------------------------------------
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Cash Management Fund
--------------------------------------------------------------
 Class 1
11/30/1996     $240        .47%       4.94%        --
11/30/1997      226        .47        4.99         --
11/30/1998      250        .46        5.07         --
11/30/1999      306        .46        4.65         --
12/31/1999      317        .04         .45         --
12/31/2000      211        .46        5.80         --
 ...............................................................
             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
Cash Management Fund
--------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    11.07       .28           .03           .31       (.26)         --           (.26)      11.12    2.87
11/30/1998    11.12       .55          (.02)          .53       (.53)         --           (.53)      11.12    4.92
11/30/1999    11.12       .48            --           .48       (.48)         --           (.48)      11.12    4.47
12/31/1999    11.12       .05            --           .05       (.13)         --           (.13)      11.04     .43
12/31/2000    11.04       .63/4/        .01/4/        .64       (.06)         --           (.06)      11.62    5.38
 ......................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Cash Management Fund
-------------------------------------------------------------
 Class 2
11/30/1997       14        .41        2.80         --
11/30/1998       34        .70        4.75         --
11/30/1999       48        .71        4.40         --
12/31/1999       48        .06         .42         --
12/31/2000       49        .71        5.60         --

/1/The periods ended 1996 through 1999 represent the fiscal years ended
   November 30. The period ended December 31, 1999, represents the one month ended December 31. The period ended 2000 represents the fiscal year ended December 31. Class 2 shares were offered for sale commencing April 30, 1997. Results for periods not representative of a full year are based on activity during the period. Total returns exclude all sales charges.

/2/Represents portfolio turnover rate (equivalent for all share classes).

/3/Commenced operations April 30, 1999.

/4/Based on average shares outstanding

/5/Commenced operations on April 30, 1998.

/6/Commenced operations June 17, 1999.

/7/Commenced operations January 2, 1996.

                                 American Funds Insurance Series / Prospectus 31

-------------------------------------------------------------------------------

  OTHER FUND INFORMATION

  Annual/Semi-Annual Report to Shareholders

  Contains additional information about the Series including finan-cial statements, investment results, portfolio holdings, a state-ment from portfolio management discussing market conditions and the Series' investment strategies that significantly affected each fund's performance during its latest fiscal year, and the indepen-dent accountants' report (in the annual report).

  Statement of Additional Information (SAI) and Codes of Ethics

  The SAI contains more detailed information on all aspects of the Series, including the funds' financial statements and is incorpo-rated by reference into this prospectus. The codes of ethics de-scribe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

  The codes of ethics and current SAI have been filed with the Secu-rities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-
  8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or after payment of a duplication fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

  To request a free copy of any of the documents above, write to:

    Secretary of the Series
    333 South Hope Street
    Los Angeles, CA 90071


  Investment Company File No. 811-3857

    -----------------------------------------------------------
    No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Prospectus of American Funds Insurance Se-ries, and any authorized sales literature in connection with the offer contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not conssitute an offer of, or solicitation of an offer to acquire, any interest or participation in the variable an-nuity contracts offered by this Prospectus in any jurisdic-tion to anyone to whom it is unlawful to make such an offer or solicitation in such jurisdiction.
    -----------------------------------------------------------

  LL24183-14                                               26-101-501
  Form No. 30281                             Printed on recycled paper

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                               INSURANCE SERIES(sm)

                                 Class 2 Shares


                                   PROSPECTUS


                                   MAY 1, 2001



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Series consists of 13 funds, each representing a separate fully managed di-versified portfolio of securities. The 13 funds are:

  Global Discovery Fund
  Global Growth Fund
  Global Small Capitalization Fund
  Growth Fund
  International Fund
  New World Fund
  Growth-Income Fund
  Value Fund
  Asset Allocation Fund
  Bond Fund
  High-Yield Bond Fund
  U.S. Government /AAA-Rated Securities Fund
  Cash Management Fund

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 2 shares and is for use with Con-tracts that make Class 2 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. More information on the funds is contained in the Series' statement of additional information.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable an-nuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemp-tion charges at net asset value.

                             American Funds Insurance Series / Prospectus     1

-------------------------------------------------------------------------------
Global Discovery Fund

This fund will become available on             , 2001; however, it may not be
available in all states on that date. Please contact your investment profes-sional for additional information.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. Companies in the services and information area include, for example, those in-volved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tour-ism, financial services, distribution and transportation. Providing you with current income is a secondary consideration.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based around the world. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. The values of equity securities held by the fund may de-cline in response to certain events, including those involving the companies whose securities are owned in the fund, adverse conditions affecting the gen-eral economy, overall market declines, world political, social, and economic instability, and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitaliza-tion stocks.

Investments outside the U.S. may be affected to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

2 American Funds Insurance Series / Prospectus

-------------------------------------------------------------------------------
Global Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                               Fund's Results
                       Calendar Year                 (%)
                       -------------           --------------
                          1998                      28.75
                          1999                      69.67
                          2000                     -18.87

The fund's highest/lowest quarterly results during this time period were:

Highest 41.02% (quarter ended December 31, 1999)
Lowest -13.17% (quarter ended December 31, 2000)

                                  American Funds Insurance Series / Prospectus 3

For periods ended December 31, 2000:

Average
Annual                 MSCI     Lipper
Total                 World   Global Fund
Return       Fund/1/ Index/2/  Index/3/   CPI/4/
--------------------------------------------------------------------------------
One Year     -18.87% -12.92%    -8.50%    3.39%
 ................................................................................
Lifetime/5/   19.45%  12.22%    12.74%    2.28%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Morgan Stanley Capital International World Index measures 22 major stock markets throughout the world, including the U.S. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Lipper Global Fund Index represents funds that invest at least 25% of their portfolios in securities traded outside the U.S. The results of the un-derlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on April 30, 1997.


4 American Funds Insurance Series / Prospectus

-------------------------------------------------------------------------------
Global Small Capitalization Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for in-vestors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks. In addition, smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                               Fund's Results
                       Calendar Year                 (%)
                       -------------           --------------
                          1999                      91.37
                          2000                     -16.53

The fund's highest/lowest quarterly results during this time period were:

Highest  28.90% (quarter ended December 31, 1999)
Lowest  -16.92% (quarter ended December 31, 2000)

                                  American Funds Insurance Series / Prospectus 5

For periods ended December 31, 2000:

                     Salomon
                      Smith
Average               Barney
Annual                World
Total                Smallcap
Return       Fund/1/ Index/2/ CPI/3/
--------------------------------------------------------------------------------
One Year     -16.53%  -4.73%  3.39%
 ................................................................................
Lifetime/4/   20.26%   1.39%  2.59%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-company stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor
   Statistics.

/4/The fund began investment operations on April 30, 1998.

6 American Funds Insurance Series / Prospectus

-------------------------------------------------------------------------------
Growth Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund may also invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Stan-dard & Poor's 500 Composite Index. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                       32.90
                        1992                       10.48
                        1993                       16.00
                        1994                        0.23
                        1995                       32.90
                        1996                       13.07
                        1997                       29.80
                        1998                       35.24
                        1999                       57.27
                        2000                        4.47

The fund's highest/lowest quarterly results during this time period were:

Highest  30.72% (quarter ended December 31, 1999)
Lowest  -11.27% (quarter ended September 30, 1998)

                                  American Funds Insurance Series / Prospectus 7

For periods ended December 31, 2000:

Average
Annual                        Lipper Capital
Total                S&P 500   Appreciation
Return       Fund/1/ Index/2/ Fund Index/3/  CPI/4/
--------------------------------------------------------------------------------
One Year      4.47%   -9.11%     -12.93%     3.39%
 ................................................................................
Five Years   26.67%   18.29%      14.93%     2.54%
 ................................................................................
Ten Years    22.16%   17.41%      15.99%     2.66%
 ................................................................................
Lifetime/5/  18.67%   16.73%      13.76%     3.22%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the average weighted performance of 500 widely held common stocks. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Lipper Capital Appreciation Fund Index represents funds that seek growth of capital but do not necessarily emphasize investments in rapidly growing, high P/E companies. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor
   Statistics.

/5/The fund began investment operations on February 8, 1984.

8 American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
International Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is de-signed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate poten-tially wide price fluctuations.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                       11.45
                        1992                       -1.11
                        1993                       33.98
                        1994                        1.64
                        1995                       12.38
                        1996                       17.23
                        1997                        8.82
                        1998                       20.92
                        1999                       75.97
                        2000                      -22.06

The fund's highest/lowest quarterly results during this time period were:

Highest  42.33% (quarter ended December 31, 1999)
Lowest  -14.34% (quarter ended September 30, 1998)

                                  American Funds Insurance Series / Prospectus 9

For periods ended December 31, 2000:

Average
Annual                 MSCI      Lipper
Total                  EAFE   International
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------------------------------------
One Year     -22.06% -13.96%     -14.72%    3.39%
 ................................................................................
Five Years    16.17%   7.43%      10.20%    2.54%
 ................................................................................
Ten Years     13.56%   8.56%      10.34%    2.66%
 ................................................................................
Lifetime/5/   12.16%   7.63%       9.04%    2.85%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Morgan Stanley Capital International EAFE (Europe, Australasia, Far
   East) Index measures all major stock markets outside North America. This in-dex is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Lipper International Fund Index represents funds that invest in securi-ties with primary trading markets outside the U.S. The results of the under-lying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on May 1, 1990.

 10   American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
New World Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund is designed for investors seeking capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund's investment adviser determines that a significant por-tion of a company's assets or revenues (generally 20% or more) is attributable to developing countries. Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in "qualified" countries that have developing economies and/or markets. In addition, the fund may invest up to 25% of its assets in debt securities of issuers, including issuers of lower rated and government bonds, primarily based in qualified countries or that have a significant portion of their assets in revenues attributable to developing countries.

In determining whether a country is qualified, the fund will consider such fac-tors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest, and/or capital gains. The fund's investment adviser will maintain an eligible list of qualified coun-tries and securities in which the fund may invest. Qualified developing coun-tries in which the fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Greece, Hungary, India, Israel, Jordan, Malaysia, Mexico, Morocco, Panama, Pe-ru, Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey, and Venezuela.

The values of equity securities held by the fund may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency and interest rate fluctuations. The growth-oriented, equity-type securi-ties generally purchased by the fund may involve large price swings and poten-tial for loss, particularly in the case of smaller capitalization stocks. Smaller capitalization stocks often are more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

Investing in countries with developing economies and/or markets generally in-volves risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and likely to impose capital controls, nationalize a com-pany or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect security prices. In addition, the economies of these countries may be dependent on relatively few industries that are more suscepti-ble to local and global changes. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, se-curities issued in these countries may be more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.

The values of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturi-ties and credit ratings. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer as well as by monitoring economic and legislative developments.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

                            American Funds Insurance Series / Prospectus     11

New World Fund
Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results form year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                           Fund's Results
                   Calendar Year                 (%)
                   -------------           --------------
                       2000                    -12.70

The funds highest/lowest quarterly results during this time period were:

  Highest  5.50% (quarter ended March 31, 2000)

  Lowest -6.79% (quarter ended June 30, 2000)

For periods ended December 31, 2000:

                        MSCI
Average                 All
Annual                Country
Total                World Free
Return       Fund/1/   Index/2/ CPI/3/
--------------------------------------------------------------------------------
One Year     -12.70%  -13.94%   3.39%
 ................................................................................
Lifetime/4/   2.14%    -0.40%   3.02%

/1/ These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/ The Morgan Stanley Capital International All Country World Free Index is a blend of the MSCI World and Emerging Markets Free indexes, weighted by market capitalization. The MSCI World Index measures 22 developed country stock mar-kets, while the MSCI Emerging Markets Free Index measures 26 developing coun-try stock markets.

/3/ The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/ The fund began investment operations on June 17, 1999.

12  American Funds Insurance Series / Prospectus

-------------------------------------------------------------------------------
Growth-Income Fund

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demon-strate the potential for appreciation and/or dividends. The fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. The fund is designed for investors seeking both capital appreciation and income.

The values of equity securities may decline in response to certain events in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines world political, social and economic instability, and currency and interest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regula-tions, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio securities.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                       23.70
                        1992                        7.62
                        1993                       11.97
                        1994                        1.79
                        1995                       32.63
                        1996                       18.41
                        1997                       25.54
                        1998                       18.09
                        1999                       11.20
                        2000                        7.95

The fund's highest/lowest quarterly results during this time period were:

Highest 18.85% (quarter ended December 31, 1998)
Lowest -11.06% (quarter ended September 30, 1998)

                                 American Funds Insurance Series / Prospectus 13

For periods ended December 31, 2000:

Average
Annual                        Lipper Growth
Total                S&P 500   and Income
Return       Fund/1/ Index/2/ Fund Index/3/ CPI/4/
--------------------------------------------------------------------------------
One Year      7.95%   -9.11%       0.39%    3.39%
 ................................................................................
Five Years   16.08%   18.29%      14.32%    2.54%
 ................................................................................
Ten Years    15.54%   17.41%      15.14%    2.66%
 ................................................................................
Lifetime/5/  15.06%   16.73%      14.07%    3.22%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the aver-age weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/The Lipper Growth and Income Fund Index represents funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on February 8, 1984.

14 American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
Value Fund

This fund will become available on             , 2001; however, it may not be
available in all states on that date. Please contact your investment profes-sional for additional information.

RISK/RETURN SUMMARY

The fund seeks to produce income substantially exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies in the U.S.

The fund is designed for investors seeking both capital appreciation and in-come. The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose secu-rities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.


                                 American Funds Insurance Series / Prospectus 15

--------------------------------------------------------------------------------
Asset Allocation Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and cap-ital gains) consistent with preservation of capital over the long-term by in-vesting in a diversified portfolio of common stocks and other equity securi-ties, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund may also invest a portion of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges: 40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instru-ments. The fund is designed for investors seeking above average total return.

The values of equity securities may decline in response to certain events in-cluding those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market de-clines, world political, social and economic instability, and currency and in-terest rate fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio securities. The values of most debt securities held by the fund may be affected by changing interest rates, and in-dividual securities by changes in their effective maturities and credit rat-ings, and effective maturities. For example, the values of bonds in the fund's poprtfolio generally will decline when interest rates rise and vice versa. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market instruments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of prin-cipal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

16 American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                       21.42
                        1992                        8.16
                        1993                       10.09
                        1994                       -0.56
                        1995                       29.21
                        1996                       15.48
                        1997                       20.15
                        1998                       12.94
                        1999                        6.92
                        2000                        4.40

The fund's highest/lowest quarterly results during this time period were:

Highest 11.50% (quarter ended December 31, 1998)
Lowest  -9.20% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average                       Salomon
Annual                         Smith
Total                S&P 500   Barney
Return       Fund/1/ Index/2/ Index/3/ CPI/4/
--------------------------------------------------------------------------------
One Year      4.40%   -9.11%   11.59%  3.39%
 ................................................................................
Five Years   11.83%   18.29%    6.45%  2.54%
 ................................................................................
Ten Years    12.51%   17.41%    8.00%  2.66%
 ................................................................................
Lifetime/5/  11.00%   15.22%    8.03%  2.98%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Standard & Poor's 500 Composite Index is a market capitalization-weighted measurement of changes in stock market conditions based on the aver-age weighted performance of 500 widely held common stocks. This index is un-managed and does not reflect sales charges, commissions or expenses.

/3/The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses. This index is in-cluded as a comparison because the fund generally invests at least 20% of its assets in bonds, including intermediate and long-term debt securities. It may increase its exposure to debt securities to as much as 50% of assets.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on August 1, 1989.

                                 American Funds Insurance Series / Prospectus 17

--------------------------------------------------------------------------------
Bond Fund

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capi-tal by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The fund may invest up to 35% of its assets in lower quality bonds (rated Ba and BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corpo-ration or unrated but determined to be of equivalent quality). The value of most debt securities held by the fund may be affected by changing interest rates, and individual securities by changes in their effective maturities and credit ratings. For example, the values of bonds in the fund's portfolio gener-ally will decline when interest rates rise and vice versa. Debt securities are also subject to credit risk which is the possibility that an issuer of a debt security will fail to make timely payments of principal or interest and the se-curity will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative developments.

The fund may invest in bonds of issuers domiciled outside the U.S. Investments outside the U.S. may be affected by the events described above to a greater ex-tent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions. In addition, although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

The fund may also invest up to 20% of its assets in preferred stocks including convertible and non-convertible preferred stocks. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity secu-rities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality. The value of convertible preferred stocks varies in response to many factors, including the value of the underlying equity, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

18 American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1996                        5.84
                        1997                       10.13
                        1998                        4.37
                        1999                        2.81
                        2000                        4.99

The fund's highest/lowest quarterly results during this time period were:

Highest 4.51% (quarter ended June 30, 1997)
Lowest -2.10% (quarter ended March 31, 1996)

For periods ended December 31, 2000:

Average              Salomon
Annual                Smith
Total                 Barney
Return       Fund/1/ Index/2/ CPI/3/
--------------------------------------------------------------------------------
One year      4.99%   11.59%  3.39%
 ................................................................................
Lifetime/4/   5.40%    6.45%  2.54%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/The fund began investment operations on January 2, 1996.

                                 American Funds Insurance Series / Prospectus 19

--------------------------------------------------------------------------------
High-Yield Bond Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and second-arily capital appreciation by investing primarily in lower quality debt securi-ties (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securi-ties and securities that have both equity and debt characteristics and that provide an opportunity for capital appreciation. The fund is designed for in-vestors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing higher quality bonds.

The values of debt securities held by the fund may be affected by changing credit ratings, and individual securities by changes in their effective maturi-ties and interest rates. For example, the value of bonds in the fund's portfo-lio generally will decline when interest rates rise and vice versa. Debt secu-rities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. The values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher qual-ity and shorter maturity bonds. The fund's investment adviser attempts to re-duce these risks through diversification of the portfolio and by doing a credit analysis of each issuer as well as monitoring economic and legislative develop-ments. In addition, the values of equity securities may decline in response to certain events, including those directly involving companies whose securities are owned in the fund, adverse conditions affecting the general economy, over-all market declines, world political, social and economic instability, and cur-rency and interest rate fluctuations. Investments outside the U.S. may be af-fected by these events to a greater extent and may also be affected by differ-ing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

20 American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                            Fund's Results
                Calendar Year                     (%)
                -------------               --------------
                    1991                        26.10
                    1992                        12.08
                    1993                        16.05
                    1994                        -6.83
                    1995                        21.42
                    1996                        12.91
                    1997                        12.09
                    1998                         0.27
                    1999                         5.53
                    2000                        -3.31

The fund's highest/lowest quarterly results during this time period were:

Highest 10.30% (quarter ended March 31, 1991)
Lowest  -8.42% (quarter ended September 30, 1998)

For periods ended December 31, 2000:

Average                                   Salomon
Annual                    Salomon Smith    Smith
Total                      Barney        Barney BIG
Return       Fund/1/ High Yield Index/2/  Index/3/  CPI/4/
--------------------------------------------------------------------------------
One Year     -3.31%         2.86%          11.59%   3.39%
 ................................................................................
Five Years    5.30%         7.43%           6.45%   2.54%
 ................................................................................
Ten Years     9.16%        13.81%           8.00%   2.66%
 ................................................................................
Lifetime/5/  10.39%        11.16%           9.66%   3.22%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Salomon Smith Barney Long-Term High-Yield Bond Index represents bonds that have a remaining maturity of at least ten years, a minimum amount out-standing of $100 million and a speculative-grade rating by both Moody's In-vestors Service, Inc. and Standard & Poor's Corporation. This index is unman-aged and does not reflect sales charges, commissions or expenses.

/3/The Salomon Smith Barney Broad Investment-Grade Bond (BIG) Index represents a market capitalization-weighted index that includes Treasury, Government-sponsored, mortgage, and investment grade fixed-rate corporate bonds (BBB- /Baa3) with a maturity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/4/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/5/The fund began investment operations on February 8, 1984.

                                 American Funds Insurance Series / Prospectus 21

--------------------------------------------------------------------------------
U.S. Government/AAA-Rated Securities Fund

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and se-curities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in secu-rities backed by pools of mortgages (also called "mortage-backed securities"). The fund is designed for investors seeking income and more price stability than stocks and lower quality debt securities, and capital preservation over the long term.

The value of certain debt securities held by the fund may be affected by chang-ing interest rates and prepayment risks. For example, as with other debt secu-rities, the value of U.S. Government securities generally will decline when in-terest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the cur-rent market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

In addition, many types of debt securities, including mortgage-related securi-ties are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid prin-cipal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term invest-ment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

22 American Funds Insurance Series / Prospectus

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                       15.54
                        1992                        7.25
                        1993                       10.84
                        1994                       -4.61
                        1995                       15.07
                        1996                        2.84
                        1997                        8.21
                        1998                        7.93
                        1999                       -0.78
                        2000                       11.38

The fund's highest/lowest quarterly results during this time period were:

Highest 5.85% (quarter ended September 30, 1991)
Lowest -3.83% (quarter ended March 31, 1994)

For periods ended December 31, 2000:

                       Salomon
                      Treasury/
Average              Government-
Annual                Sponsored
Total                 Mortgage
Return       Fund/1/  Index/2/   CPI/3/
--------------------------------------------------------------------------------
One Year     11.38%    12.33%    3.39%
 ................................................................................
Five Years    5.83%     6.64%    2.54%
 ................................................................................
Ten Years     7.18%     7.92%    2.66%
 ................................................................................
Lifetime/4/   7.55%     8.68%    3.14%

/1/These fund results were calculated according to a standard formula required for all stock and bond funds.

/2/The Salomon Brothers Treasury/Government-Sponsored Mortgage Index represents fixed-rate Treasury, Government-sponsored, and mortgage issues with a matu-rity of one year or longer. This index is unmanaged and does not reflect sales charges, commissions or expenses.

/3/The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

/4/The fund began investment operations on December 1, 1985.

                                 American Funds Insurance Series / Prospectus 23

-------------------------------------------------------------------------------
Cash Management Fund

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash re-serves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instru-ments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repay-ment of principal or the payment of interest.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good investment oppor-tunities. Securities may be sold when they are judged to no longer represent good value.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insur-ance Corporation or any other government agency, entity or person.

Investment Results

The following information provides an indication of the risks associated with investing in the fund by showing changes in the fund's investment results from year to year and how the fund's average annual returns for various periods com-pare with those of a broad measure of market performance. Past results are not an indication of future results.

Here are the fund's results calculated on a calendar year basis. (If insurance separate account fees were included, results would have been lower.)

                       [PERFORMANCE GRAPH APPEARS HERE]

                                              Fund's Results
                    Calendar Year                   (%)
                    -------------             --------------
                        1991                        5.22
                        1992                        2.93
                        1993                        2.40
                        1994                        3.60
                        1995                        5.27
                        1996                        4.82
                        1997                        4.92
                        1998                        4.90
                        1999                        4.47
                        2000                        5.83

The fund's highest/lowest quarterly results during this time period were:

Highest 1.51% (quarter ended September 30, 2000)
Lowest  0.57% (quarter ended March 31, 1993)

24 American Funds Insurance Series / Prospectus

For periods ended December 31, 2000:

Average
Annual
Total
Return       Fund/1/
--------------------------------------------------------------------------------
One Year      5.83%
 ................................................................................
Five Years    4.99%
 ................................................................................
Ten Years     4.43%
 ................................................................................
Lifetime/2/   5.51%

/1/These fund results were calculated according to a standard formula.

/2/The fund began investment operations on February 8, 1984.

                                 American Funds Insurance Series / Prospectus 25

Cash Position

The funds may also hold cash or money market instruments. The size of the funds' cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the funds' objectives, but also it would reduce the fund's exposure in the event of a market downturn and pro-vide liquidity to make additional investments or to meet redemptions.

Portfolio Turnover

Portfolio changes will be made without regard to the length of time particular investments may have been held. The funds do not anticipate their portfolio turnover to exceed 100% annually. The funds' portfolio turnover rate would equal 100% if each security in the funds' portfolios were replaced once per year. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders. Debt securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. See the "Finan-cial Highlights" for the funds' portfolio turnover for each of the last five years.

MANAGEMENT AND ORGANIZATION

Investment Adviser

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Re-search Management Company, a wholly owned subsidiary of The Capital Group Com-panies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and busi-ness affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the fiscal year ended December 31, 2000 amounted to the following:
Global Growth Fund -- .66%; Global Small Capitalization Fund -- .82%; Growth Fund -- .36%; International Fund --.54%; New World Fund -- .85%; Growth-Income Fund --.34%; Asset Allocation Fund -- .44%; Bond Fund --.50%; High-Yield Bond Fund -- .50%; U.S. Government/AAA-Rated Securities Fund -- .48%; and Cash Management Fund -- .45%.

Multiple Portfolio Counselor System

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Coun-selors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Man-agement Company's investment committee. In addition, Capital Research and Man-agement Company's research professionals may make investment decisions with re-spect to a portion of the fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next two pages.

26 American Funds Insurance Series / Prospectus

-----------------------------------------------------------------------------------------------------
                                                                                   Approximate Years
                                                                                    of Experience as
                                                                                     an Investment
                                                                                      Professional
                                                                                     (including the
                                                                                    last five years)
                                                                     ................................

                                                         Years of Experience       With Capital
                                                        as Portfolio Counselor     Research and
                                                     (and Research Professional,    Management
  Portfolio Counselors                                      if applicable)          Company or  Total
     for the Series           Primary Title(s)              (approximate)           Affiliates  Years
 ----------------------------------------------------------------------------------------------------
  James K. Dunton       Chairman of the Board.       Growth-Income Fund -- 17           39        39
                        Senior Vice President and    years (since the fund began
                        Director, Capital Research   operations)
                        and Management Company
 ----------------------------------------------------------------------------------------------------
  Donald D. O'Neal      President of the Series.     Global Growth Fund -- 4            16        16
                        Senior Vice President,       years (since the fund began
                        Capital Research and         operations) Growth Fund --
                        Management Company            10 years (plus 4 years as
                                                     a research professional
                                                     prior to becoming a
                                                     portfolio counselor for the
                                                     fund)
 ----------------------------------------------------------------------------------------------------
  Abner D. Goldstine    Senior Vice President of     Bond Fund -- 5 years (since        34        49
                        the Series. Senior Vice      the fund began operations)
                        President and Director,      High-Yield Bond Fund -- 3
                        Capital Research and         years
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alan N. Berro         Vice President of the        Growth-Income Fund -- 5            10        15
                        Series. Senior Vice          years (plus 6 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund -- 2
                                                     years
 ----------------------------------------------------------------------------------------------------
  Claudia P. Huntington Vice President of the        Growth-Income Fund -- 7            26        28
                        Series. Senior Vice          years (plus 5 years as a
                        President, Capital Research  research professional prior
                        and Management Company       to becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Robert W. Lovelace    Vice President of the        Global Growth Fund -- 4            16        16
                        Series, Vice President,      years (since the fund began
                        Capital Research and         operations)
                        Management Company           International Fund -- 7
                                                     years
                                                     New World Fund -- 2 years
                                                     (since the fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  John H. Smet          Vice President of the        Bond Fund -- 5 years (since        18        19
                        Series. Vice President,      the fund began operations)
                        Capital Research and         U.S. Government Fund -- 9
                        Management Company           years
 ----------------------------------------------------------------------------------------------------
  Susan M. Tolson       Vice President of the        High-Yield Bond Fund -- 6          11        13
                        Series. Senior Vice          years (plus 3 years as a
                        President, Capital Research  research professional prior
                        Company*                     to becoming a portfolio
                                                     counselor for the fund)
                                                     Asset Allocation Fund -- 2
                                                     years
 ----------------------------------------------------------------------------------------------------
  Timothy D. Armour     Chairman and Chief           Asset Allocation Fund -- 5         18        18
                        Executive Officer, Capital   years
                        Research Company*
 ----------------------------------------------------------------------------------------------------
  David C. Barclay      Vice President and           High-Yield Bond Fund -- 8          13        20
                        Director, Capital Research   years
                        and Management Company       New World Fund -- 2 years
                                                     (since the fund began
                                                     operations)
                                                     Bond Fund -- 3 years
 ----------------------------------------------------------------------------------------------------
  Martial Chaillet      Senior Vice President and    Global Growth Fund -- 4            29        29
                        Director, Capital Research   years (since the fund began
                        Company*                     operations)
                                                     International Fund -- 8
                                                     years
 ----------------------------------------------------------------------------------------------------
  Gordon Crawford       Senior Vice President and    Global Small Capitalization        30        30
                        Director, Capital Research   Fund -- 3 years (since the
                        and Management Company       fund began operations)
                                                     Growth Fund -- 7 years
                                                     (plus 5 years as a research
                                                     professional prior to
                                                     becoming a portfolio
                                                     counselor for the fund)
 ----------------------------------------------------------------------------------------------------
  Mark E. Denning       Director, Capital Research   Global Small Capitalization        19        19
                        and Management Company       Fund -- 3 years (since the
                                                     fund began operations)
 ----------------------------------------------------------------------------------------------------
  James E. Drasdo       Senior Vice President,       Growth Fund -- 14 years            24        29
                        Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------
  Alwyn Heong           Vice President, Capital      International Fund -- 5             9        10
                        Research Company*            years
 ----------------------------------------------------------------------------------------------------
  Thomas H. Hogh        Vice President -- Capital    U.S. Government Fund -- 3          11        14
                        International Research,      years
                        Inc.*
 ----------------------------------------------------------------------------------------------------
  Carl M. Kawaja        Vice President, Capital      New World Fund -- 2 years           9        13
                        Research Company*            (since fund began
                                                     operations)
 ----------------------------------------------------------------------------------------------------
  Mark R. Macdonald     Vice President --            Asset Allocation Fund -- 2          7        15
                         Investment Management       years
                        Group, Capital Research and
                        Management Company
 ----------------------------------------------------------------------------------------------------

                                 American Funds Insurance Series / Prospectus 27

                                                                                 Approximate Years
                                                                                  of Experience as
                                                                                   an Investment
                                                                                    Professional
                                                                                   (including the
                                                                                  last five years)
                                                                                ..................

                                                       Years of Experience       With Capital
                                                      as Portfolio Counselor     Research and
                                                    (and Research Professional,    Management
 Portfolio Counselors                                      if applicable)          Company or  Total
    for the Series           Primary Title(s)              (approximate)           Affiliates  Years
 --------------------------------------------------------------------------------------------------
  Robert G. O'Donnell Senior Vice President and    Growth-Income Fund -- 11           26        29
                      Director, Capital Research   years (plus 1 year as a
                      and Management Company       research professional prior
                                                   to becoming a portfolio
                                                   counselor for the fund)
 --------------------------------------------------------------------------------------------------
  John W. Ressner     Executive Vice President     U.S. Government Fund -- 3          13        13
                      and Director -- Capital      years
                      Research Company*
 --------------------------------------------------------------------------------------------------
  C. Ross Sappenfield Vice President, Capital      Growth-Income Fund -- 2             9         9
                      Research Company*            years
 --------------------------------------------------------------------------------------------------
  Gregory W. Wendt    Senior Vice President,       Global Small Capitalization        14        14
                      Capital Research Company*    Fund -- 3 years (since the
                                                   fund began operations)
 --------------------------------------------------------------------------------------------------
  * Company affiliated with Capital Research and Management Company.


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

Share Price

Each fund calculates its share price, also called net asset value, as of ap-proximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The funds have adopted pro-cedures to make "fair value" determinations when reliable market prices for particular securities are not available. Shares of the funds will be purchased or sold at the net asset value, next determined after receipt of requests from the appropriate insurance company. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds.

PLAN OF DISTRIBUTION

Class 2 shares pay .25% of average net assets annually, pursuant to a Plan of Distribution or "12b-1 plan." Class 2 shares are available through various variable annuity and life insurance contracts. Amounts paid under the 12b-1 plan are used by insurance company contract issuers to cover the expense of certain contract owner services. Class 2 shares pay only their proportionate share of Series expenses plus 12b-1 plan expenses. Since these fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of an investment.

DISTRIBUTION ARRANGEMENTS

Dividends and Distributions

It is the Series' policy to distribute to the shareholders (the insurance com-pany separate accounts) all of its net investment income and capital gains re-alized during each fiscal year.

Each fund of the Series intends to qualify as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so quali-fies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate ac-counts.

28 American Funds Insurance Series / Prospectus

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a fund (assuming re-investment of all dividends and distributions). This information has been au-dited by PricewaterhouseCoopers LLP, whose report, along with the funds' finan-cial statements, are included in the statement of additional information, which is available upon request.

             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Global Growth Fund/3/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1997   $10.00     $  .06         $ .59         $ .65      $(.03)          --         $(.03)     $10.62     6.45%
11/30/1998    10.62        .13          2.43          2.56       (.14)       $(.02)         (.16)      13.02    24.26
11/30/1999    13.02        .14          6.39          6.53       (.12)        (.44)         (.56)      18.99    51.89
12/31/1999    18.99        .01          3.43          3.44       (.11)        (.90)        (1.01)      21.42    18.53
12/31/2000    21.42        .20/4/      (4.15)/4/     (3.95)      (.02)        (.20)         (.22)      17.25   (18.71)
 ........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Global Growth Fund/3/
-----------------------------------------------------------
 Class 1
11/30/1997      $ 80        .44%       .80%     13.22%
11/30/1998       132        .75       1.14      25.56
11/30/1999       272        .72       1.01      25.84
12/31/1999       327        .06        .06       2.65
12/31/2000       317        .70        .97      41.19
 .............................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Global Growth Fund/3/
------------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    10.00        .03           .60           .63       (.02)          --          (.02)      10.61     6.28
11/30/1998    10.61        .10          2.44          2.54       (.11)        (.02)         (.13)      13.02    24.06
11/30/1999    13.02        .11          6.37          6.48       (.08)        (.44)         (.52)      18.98    51.45
12/31/1999    18.98        .01          3.42          3.43       (.10)        (.90)        (1.00)      21.41    18.47
12/31/2000    21.41        .15/4/      (4.13)/4/     (3.98)      (.02)        (.20)         (.22)      17.21   (18.87)

             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Global Growth Fund/3/
-----------------------------------------------------------
 Class 2
11/30/1997        46        .57        .56      13.22
11/30/1998       124       1.00        .87      25.56
11/30/1999       316        .96        .77      25.84
12/31/1999       399        .08        .04       2.65
12/31/2000       562        .95        .73      41.19

             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Global Small Capitalization Fund/5/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1998   $10.00     $  .07         $(.92)        $(.85)     $(.04)          --         $(.04)     $ 9.11    (8.31)%
11/30/1999     9.11        .06          8.20          8.26       (.08)      $ (.13)         (.21)      17.16    92.15
12/31/1999    17.16         --          1.92          1.92       (.01)       (1.70)        (1.71)      17.37    11.70
12/31/2000    17.37        .09/4/      (2.81)/4/     (2.72)      (.05)        (.32)         (.37)      14.28   (16.33)
 .........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Global Small Capitalization Fund/5/
-----------------------------------------------------------
 Class 1
11/30/1998       $55        .51%       .86%     28.20%
11/30/1999       150        .82        .53      80.55
12/31/1999       178        .07         --       6.65/3/
12/31/2000       213        .86        .52      61.79
 .............................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Global Small Capitalization Fund/5/
-------------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1998    10.00        .04          (.91)         (.87)      (.03)          --          (.03)       9.10    (8.49)
11/30/1999     9.10        .04          8.19          8.23       (.06)        (.13)         (.19)      17.14    91.86
12/31/1999    17.14         --          1.92          1.92         --        (1.70)        (1.70)      17.36    11.69
12/31/2000    17.36        .04/4/      (2.80)/4/     (2.76)      (.04)        (.32)         (.36)      14.24   (16.53)
 .........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Global Small Capitalization Fund/5/
-----------------------------------------------------------
 Class 2
11/30/1998        17        .64        .63      28.20
11/30/1999        88       1.06        .25      80.55
12/31/1999       111        .09         --       6.65
12/31/2000       234       1.11        .25      61.79
 ...........................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Growth Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $41.81       $.24         $5.17         $5.41      $(.29)      $(3.40)       $(3.69)     $43.53    14.32%
11/30/1997    43.53        .27          9.61          9.88       (.27)       (3.02)        (3.29)      50.12    24.57
11/30/1998    50.12        .19         10.91         11.10       (.17)       (6.14)        (6.31)      54.91    25.27
11/30/1999    54.91        .11         25.35         25.46       (.14)       (8.11)        (8.25)      72.12    52.55
12/31/1999    72.12        .01          9.64          9.65       (.05)      (11.10)       (11.15)      70.62    14.45
12/31/2000    70.62        .41/4/       2.97/1/       3.38         --         (.49)         (.49)      73.51     4.73
-----------------------------------------------------------------------------------------------------------------------
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Growth Fund
-----------------------------------------------------------
 Class 1
11/30/1996    $3,860        .44%       .61%     30.88%
11/30/1997     4,671        .42        .59      45.14
11/30/1998     5,313        .41        .38      49.91
11/30/1999     7,270        .39        .19      36.81
12/31/1999     8,224        .03        .01       2.55
12/31/2000     7,677        .38        .53       4.96
 .............................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Growth Fund
------------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    40.59        .11          9.51          9.62       (.12)          --          (.12)      50.09    23.73
11/30/1998    50.09        .08         10.90         10.98       (.05)       (6.14)        (6.19)      54.88    24.97
11/30/1999    54.88       (.02)        25.33         25.31       (.04)       (8.11)        (8.15)      72.04    52.22
12/31/1999    72.04         --          9.63          9.63         --       (11.10)       (11.10)      70.57    14.44
12/31/2000    70.57        .25/4/       2.95/4/       3.20         --         (.49)         (.49)      73.28     4.47
 ........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Growth Fund
-----------------------------------------------------------
 Class 2
11/30/1997        75        .37        .08      45.14
11/30/1998       310        .66        .15      49.91
11/30/1999       937        .64         --      36.81
12/31/1999     1,149        .05         --       2.55
12/31/2000     2,356        .63        .33      47.96
 ...........................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
International Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.89       $.28         $1.96         $2.24      $(.31)       $(.29)        $(.60)     $15.53    16.66%
11/30/1997    15.53        .25          1.18          1.43       (.27)        (.62)         (.89)      16.07     9.52
11/30/1998    16.07        .22          2.21          2.43       (.28)       (1.65)        (1.93)      16.57    16.94
11/30/1999    16.57        .25          8.87          9.12       (.30)        (.31)         (.61)      25.08    56.48
12/31/1999    25.08        .01          4.34          4.35       (.10)       (2.59)       (.2.69)      26.74    18.18
12/31/2000    26.74        .18/4/      (5.90)/4/     (5.72)      (.01)        (.42)         (.43)      20.59   (21.85)
-----------------------------------------------------------------------------------------------------------------------
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
International Fund
-----------------------------------------------------------
 Class 1
11/30/1996    $2,370        .69%      1.99%     32.08%
11/30/1997     2,612        .67       1.56      50.12
11/30/1998     2,593        .66       1.36      34.08
11/30/1999     3,526        .61       1.18      41.99
12/31/1999     4,113        .05        .03       1.45
12/31/2000     2,750        .59        .72      41.84
 ...........................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
International Fund
-------------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    15.86        .13           .23           .36       (.16)          --          (.16)      16.06     2.20
11/30/1998    16.06        .20          2.19          2.39       (.24)       (1.65)        (1.89)      16.56    16.63
11/30/1999    16.56        .10          8.98          9.08       (.26)        (.31)         (.57)      25.07    56.16
12/31/1999    25.07        .01          4.33          4.34       (.09)       (2.59)        (2.68)      26.73    18.16
12/31/2000    26.73        .13/4/      (5.89)/4/     (5.76)      (.01)        (.42)         (.43)      20.54   (22.06)
 .........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
International Fund
-----------------------------------------------------------
 Class 2
11/30/1997        48        .53        .34      50.12
11/30/1998       126        .91       1.03      34.08
11/30/1999       311        .85        .84      41.99
12/31/1999       391        .07        .01       1.45
12/31/2000       581        .84        .50      41.84
 ...........................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
New World Fund/6/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1999   $10.00     $  .07         $ .51         $ .58      $(.02)          --         $(.02)     $10.56     5.87%
12/31/1999    10.56        .01          1.25          1.26       (.04)      $ (.01)         (.05)      11.77    11.88
12/31/2000    11.77        .24/4/      (1.70)/4/     (1.46)      (.20)        (.26)         (.46)       9.85   (12.43)
 .......................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
New World Fund/6/
-----------------------------------------------------------
 Class 1
11/30/1999       $37        .43%      1.02%       .81%
12/31/1999        45        .08        .18       2.57
12/31/2000       .45        .92       2.14      42.63
 ............................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
New World Fund/6/
------------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1999    10.00        .06           .51           .57       (.02)          --          (.02)      10.55     5.71%
12/31/1999    10.55        .02          1.25          1.27       (.04)        (.01)         (.05)      11.77    11.87
12/31/2000    11.77        .20/4/      (1.69)/4/     (1.49)      (.18)        (.26)         (.44)       9.84   (12.70)
 ........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
New World Fund/6/
----------------------------------------------------------
 Class 2
11/30/1999        28        .57        .95        .81
12/31/1999        38        .10        .16       2.57
12/31/2000       102       1.17       1.83      42.63
 .........................................................

                                 American Funds Insurance Series / Prospectus 29

             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Growth-Income Fund
----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $31.47      $.71           $5.55        $6.26       $(.74)     $(1.26)       $(2.00)     $35.73   21.02%
11/30/1997    35.73       .73            6.78         7.51        (.72)      (2.55)        (3.27)      39.97   22.92
11/30/1998    39.97       .67            4.60         5.27        (.68)      (3.83)        (4.51)      40.73   14.77
11/30/1999    40.73       .69            3.94         4.63        (.66)      (6.00)        (6.66)      38.70   12.86
12/31/1999    38.70       .06             .88          .94        (.18)      (6.38)        (6.56)      33.08    3.21
12/31/2000    33.08       .72/4/         1.98/4/      2.70        (.06)       (.49)         (.55)      35.23    8.24
 .......................................................................................................................
               Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Growth-Income Fund
-----------------------------------------------------------
 Class 1
11/30/1996     $5,249      .41%       2.26%     31.27%
11/30/1997      6,430      .38        2.01      37.55
11/30/1998      6.704      .36        1.74      42.72
11/30/1999      6,537      .35        1.75      40.63
12/31/1999      6,632      .03         .18       2.69
12/31/2000      6,022      .35        2.16      47.14
 ...........................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Growth-Income Fund
----------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    34.10       .37            5.82         6.19        (.35)         --          (.35)      39.94   18.18
11/30/1998    39.94       .58            4.60         5.18        (.59)      (3.83)        (4.42)      40.70   14.49
11/30/1999    40.70       .59            3.94         4.53        (.56)      (6.00)        (6.56)      38.67   12.59
12/31/1999    38.67       .07             .87          .94        (.16)      (6.38)        (6.54)      33.07    3.19
12/31/2000    33.07       .65/4/         1.96/4/      2.61        (.06)       (.49)         (.55)      35.13    7.95
 ......................................................................................................................
               Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Growth Income Fund
-----------------------------------------------------------
 Class 2
11/30/1997        157      .35         .93      37.55
11/30/1998        564      .61        1.02      42.72
11/30/1999      1,109      .60        1.50      40.63
12/31/1999      1,203      .05         .16       2.69
12/31/2000      1,972      .60        1.92      47.14
 ...........................................................

             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.77      $.53           $1.89        $2.42       $(.53)      $(.48)       $(1.01)     $15.18   18.65%
11/30/1997    15.18       .55            1.94         2.49        (.54)       (.97)        (1.51)      16.16   17.90
11/30/1998    16.16       .58            1.27         1.85        (.57)       (.87)        (1.44)      16.57   12.32
11/30/1999    16.57       .58             .60         1.18        (.57)      (1.15)        (1.72)      16.03    7.65
12/31/1999    16.03       .05             .15          .20        (.14)      (1.02)        (1.16)      15.07    1.45/3/
12/31/2000    15.07       .56/4/          .13/4/       .69        (.05)         --          (.05)      15.71    4.61
 .........................................................................................................................

               Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Asset Allocation Fund
-----------------------------------------------------------
 Class 1
11/30/1996    $ 1,141      .49%       3.88%     50.62%
11/30/1997      1,393      .47        3.63      34.14
11/30/1998      1,497      .45        3.63      27.97
11/30/1999      1,394      .44        3.50      36.27
12/31/1999      1,387      .04         .31       1.42
12/31/2000      1,136      .45        3.77      32.43
 ...........................................................

             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    14.43       .29            1.69         1.98        (.26)         --          (.26)      16.15   13.80
11/30/1998    16.15       .53            1.28         1.81        (.53)       (.87)        (1.40)      16.56   12.05
11/30/1999    16.56       .53             .61         1.14        (.53)      (1.15)        (1.68)      16.02    7.39
12/31/1999    16.02       .05             .14          .19        (.13)      (1.02)        (1.15)      15.06    1.42
12/31/2000    15.06       .53/4/          .13/4/       .66        (.05)         --          (.05)      15.67    4.40
 .........................................................................................................................

               Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Asset Allocation Fund
-----------------------------------------------------------
 Class 2
11/30/1997         42      .40        1.81      34.14
11/30/1998        173      .70        3.39      27.97
11/30/1999        321      .69        3.24      36.27
12/31/1999        341      .06         .29       1.42
12/31/2000        453      .70        3.53      32.43
 ...........................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Bond Fund/7/
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $10.00      $.40            $.16         $.56       $(.25)         --         $(.25)     $10.31    5.74%
11/30/1997    10.31       .63             .30          .93        (.62)         --          (.62)      10.62    9.36
11/30/1998    10.62       .67            (.15)         .52        (.65)     $ (.12)         (.77)      10.37    5.12
11/30/1999    10.37       .73            (.50)         .23        (.69)       (.05)         (.74)       9.86    2.33
12/31/1999     9.86       .07            (.01)         .06        (.18)         --          (.18)       9.74     .59
12/31/2000     9.74       .80/4/         (.29)/4/      .51        (.07)         --          (.07)      10.18    5.22
 ........................................................................................................................
               Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Bond Fund/7/
-----------------------------------------------------------
 Class 1
11/30/1996        $77      .52%       6.18%     32.83%
11/30/1997        132      .55        6.63      52.93
11/30/1998        186      .54        6.89      61.54
11/30/1999        173      .53        7.17      38.22
12/31/1999        169      .05         .65       5.48
12/31/2000        151      .51        8.03      54.82
 ...........................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
Bond Fund /7/
-----------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    10.11       .35             .46          .81        (.31)         --          (.31)      10.61    8.09
11/30/1998    10.61       .65            (.15)         .50        (.63)       (.12)         (.75)      10.36    4.85
11/30/1999    10.36       .67            (.47)         .20        (.66)       (.05)         (.71)       9.85    2.07
12/31/1999     9.85       .06              --          .06        (.17)         --          (.17)       9.74     .59
12/31/2000     9.74       .78/4/         (.30)/4/      .48        (.06)         --          (.06)      10.16    4.99

               Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Bond Fund /7/
-----------------------------------------------------------
 Class 2
11/30/1997         12      .44        3.50      52.93%
11/30/1998         45      .78        6.62      61.54
11/30/1999         80      .78        6.94      38.22
12/31/1999         85      .07         .63       5.48
12/31/2000        144      .76        7.87      54.82
 ...........................................................
             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
High-Yield Bond Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $13.99     $1.28            $.54        $1.82      $(1.30)         --        $(1.30)     $14.51   13.75%
11/30/1997    14.51      1.29             .43         1.72       (1.27)         --         (1.27)      14.96   12.45
11/30/1998    14.96      1.26           (1.04)         .22       (1.25)     $ (.16)        (1.41)      13.77    1.44
11/30/1999    13.77      1.26            (.72)         .54       (1.31)       (.19)        (1.50)      12.81    4.22
12/31/1999    12.81       .11             .12          .23        (.29)         --          (.29)      12.75    1.83
12/31/2000    12.75      1.24/4/        (1.63)/4/     (.39)       (.11)         --          (.11)      12.25   (3.06)
 .......................................................................................................................
               Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
High-Yield Bond Fund
-------------------------------------------------------------------
 Class 1
11/30/1996       $662      .53%       9.27%     44.81%
11/30/1997        765      .51        8.92      50.22
11/30/1998        715      .51        8.66      65.80
11/30/1999        589      .51        9.13      30.72
12/31/1999        586      .04         .79       1.36
12/31/2000        436      .52        9.87      49.51
 ....................................................................

             Income From Investment Operations                                  Less Distributions

                                     Net gains
            Net asset               (losses) on               Dividends                              Net asset
             value,      Net      securities (both Total from (from net  Distributions                value,
  Period    beginning investment    realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income      unrealized)    operations  income)      gains)     distributions  period   return
High Yield Bond Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    14.28       .69             .61         1.30        (.63)         --          (.63)      14.95    9.20/3/
11/30/1998    14.95      1.25           (1.06)         .19       (1.22)       (.16)        (1.38)      13.76    1.18
11/30/1999    13.76      1.18            (.67)         .51       (1.28)       (.19)        (1.47)      12.80    3.96
12/31/1999    12.80       .11             .12          .23        (.28)         --          (.28)      12.75    1.81
12/31/2000    12.75      1.22/4/        (1.64)/4/     (.42)       (.11)         --          (.11)      12.22   (3.31)

               Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
High Yield Bond Fund
--------------------------------------------------------------------
 Class 2
11/30/1997         21      .43        4.92      50.22
11/30/1998         68      .76        8.60      65.80
11/30/1999         95      .76        8.86      30.72
12/31/1999         99      .07          77       1.36
12/31/2000        117      .77        9.76      49.51
 ...................................................................

30   American Funds Insurance Series / Prospectus

             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
U.S. Government/AAA-Rated Securities Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $11.52      $.83         $(.24)         $.59      $(.82)         --          $(.82)     $11.29    5.49%
11/30/1997    11.29       .76          (.07)          .69       (.80)         --           (.80)      11.18    6.49
11/30/1998    11.18       .68           .26           .94       (.69)         --           (.69)      11.43    8.72
11/30/1999    11.43       .69          (.67)          .02       (.67)         --           (.67)      10.78     .24
12/31/1999    10.78       .06          (.10)         (.04)      (.18)         --           (.18)      10.56    (.41)
12/31/2000    10.56       .68/4/        .55/4/       1.23       (.06)         --           (.06)      11.73   11.69
 .......................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
U.S. Government/AAA-Rated Securities Fund
----------------------------------------------------------------
 Class 1
11/30/1996     $512        .53%       7.33%     30.45%
11/30/1997      471        .52        6.73      53.80
11/30/1998      537        .51        6.11      89.25
11/30/1999      431        .52        6.06      58.30
12/31/1999      421        .05         .52       1.86
12/31/2000      362        .49        6.16      53.97
 ................................................................
             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    10.83       .38           .33           .71       (.37)         --           (.37)      11.17    6.65
11/30/1998    11.17       .68           .24           .92       (.67)         --           (.67)      11.42    8.46
11/30/1999    11.42       .65          (.64)          .01       (.65)         --           (.65)      10.78     .08
12/31/1999    10.78       .05          (.10)         (.05)      (.17)         --           (.17)      10.56    (.43)
12/31/2000    10.56       .65/4/        .55/4/       1.20       (.06)         --           (.06)      11.70   11.38

             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
U.S. Government/AAA-Rated Securities Fund
------------------------------------------------------------
 Class 2
11/30/1997        7        .44        3.45      53.80
11/30/1998       32        .75        5.68      89.25
11/30/1999       47        .77        5.83      58.30
12/31/1999       48        .07         .51       1.86
12/31/2000       70        .74        5.89      53.97

             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
Cash Management Fund
--------------------------------------------------------------------------------------------------------------------
 Class 1
11/30/1996   $11.11      $.54          $.01          $.55      $(.54)         --          $(.54)     $11.12    5.09%
11/30/1997    11.12       .57          (.01)          .56       (.55)         --           (.55)      11.13    5.21
11/30/1998    11.13       .57          (.01)          .56       (.56)         --           (.56)      11.13    5.17
11/30/1999    11.13       .49           .02           .51       (.51)         --           (.51)      11.13    4.73
12/31/1999    11.13       .05            --           .05       (.13)         --           (.13)      11.05     .46
12/31/2000    11.05       .65/4/        .01/4/        .66       (.06)         --           (.06)      11.65    6.04
  ....................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Cash Management Fund
---------------------------------------------------------------
 Class 1
11/30/1996     $240        .47%       4.94%        --
11/30/1997      226        .47        4.99         --
11/30/1998      250        .46        5.07         --
11/30/1999      306        .46        4.65         --
12/31/1999      317        .04         .45         --
12/31/2000      211        .46        5.80         --
 ...............................................................
             Income From Investment Operations                                 Less Distributions

                                    Net gains
            Net asset              (losses) on               Dividends                              Net asset
             value,      Net     securities (both Total from (from net  Distributions                value,
  Period    beginning investment   realized and   investment investment (from capital     Total      end of   Total
 ended/1/   of period   income     unrealized)    operations  income)      gains)     distributions  period   return
Cash Management Fund
-----------------------------------------------------------------------------------------------------------------------
 Class 2
11/30/1997    11.07       .28           .03           .31       (.26)         --           (.26)      11.12    2.87
11/30/1998    11.12       .55          (.02)          .53       (.53)         --           (.53)      11.12   .4.92
11/30/1999    11.12       .48            --           .48       (.48)         --           (.48)      11.12    4.47
12/31/1999    11.12       .05            --           .05       (.13)         --           (.13)      11.04     .43
12/31/2000    11.04       .63/4/        .01/4/        .64       (.06)         --           (.06)      11.62    5.38
 ........................................................................................................................
             Ratios/Supplemental Data

            Net assets,  Ratio of   Ratio of
              end of     expenses  net income Portfolio
  Period    period (in  to average to average turnover
 ended/1/    millions)  net assets net assets  rate/2/
Cash Management Fund
------------------------------------------------------------
 Class 2
11/30/1997       14        .41        2.80         --
11/30/1998       34        .70        4.75         --
11/30/1999       48        .71        4.40         --
12/31/1999       48        .06         .42         --
12/31/2000       49        .71        5.60         --
 .............................................................

/1/The periods ended 1996 through 1999 represents the fiscal years ended
  November 30. The period ended December 31, 1999, represents the one month ended December 31. The period ended 2000 represents the fiscal year ended December 31. Class 2 shares were offered for sale commencing April 30, 1997. Results for periods not representative of a full year are based on activity during the period. Total returns exclude all sales charges.

/2/Represents portfolio turnover rate (equivalent for all share classes).

/3/Commenced operations April 30, 1997

/4/Based on average shares outstanding

/5/Commenced operations on April 30, 1998.

/6/Commenced operations June 17, 1999.

/7/Commenced operations January 2, 1996.

                                 American Funds Insurance Series / Prospectus 31

  OTHER FUND INFORMATION

  Annual/Semi-Annual Report to Shareholders

  Contains additional information about the Series including finan-cial statements, investment results, portfolio holdings, a state-ment from portfolio management discussing market conditions and the Series' investment strategies that significantly affected each fund's performance during its latest fiscal year, and the indepen-dent accountants' report (in the annual report).

  Statement of Additional Information (SAI) and Codes of Ethics

  The SAI contains more detailed information on all aspects of the Series, including the funds' financial statements and is incorpo-rated by reference into this prospectus. The codes of ethics de-scribe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

  The codes of ethics and current SAI have been filed with the Secu-rities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-
  8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or after payment of a duplication fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

  To request a free copy of any of the documents above, write to:

    Secretary of the Series
    333 South Hope Street
    Los Angeles, CA 90071


  Investment Company File No. 811-3857


    No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Prospectus of American Funds Insurance Se-ries, and any authorized sales literature in connection with the offer contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not conssitute an offer of, or solicitation of an offer to acquire, any interest or participation in the variable an-nuity contracts offered by this Prospectus in any jurisdic-tion to anyone to whom it is unlawful to make such an offer or solicitation in such jurisdiction.


  LL24183-14                                               26-101-501
  Form No. 30281                             Printed on recycled paper


                        AMERICAN FUNDS INSURANCE SERIES
                                    PART B
                     STATEMENT OF ADDITIONAL INFORMATION
                                 MAY 1, 2001


This document is not a prospectus but should be read in conjunction with the current prospectuses of American Funds Insurance Series (the "Series") dated May 1, 2001. The prospectuses may be obtained from your investment dealer or financial planner or by writing to the Series at the following address:


                       AMERICAN FUNDS INSURANCE SERIES
                            Attention:  Secretary
                            333 South Hope Street
                            Los Angeles, CA  90071
                                 (213) 486-9200

                               TABLE OF CONTENTS

ITEM                                                                 PAGE NO.

Certain Investment Limitations and Guidelines                       2

Description of Certain Securities and Investment Techniques         6

Fundamental Policies and Investment Restrictions                    19

Series Organization and Voting Rights                               23

Series Trustees and Officers                                        24

Management                                                          28

Price of Shares                                                     31

Dividends, Distributions and Federal Taxes                          32

Execution of Portfolio Transactions                                 33

General Information                                                 34

Description of Commercial Paper Ratings                             35

Financial Statements                                                Attached


                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


GLOBAL DISCOVERY FUND

 Non-U.S. Securities

- The fund may invest up to 40% of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500 Index, including securities denominated in currencies other than the U.S. dollar.

 Debt Securities

- The fund may invest up to 10% of its assets in straight debt securities rate Baa and BBB or below by Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporations ("S&P") or in unrated securities that are determined to be of equivalent quality.


GLOBAL GROWTH FUND

 Non-U.S. Securities

- The fund will invest in issuers domiciled in at least three countries.

- The fund may invest up to 40% of its assets in securities of issuers domiciled in any one country (excluding cash that is U.S. dollar denominated).

- The fund may invest in the securities of issuers domiciled in less developed and developing countries.


 Debt Securities

- The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.


GLOBAL SMALL CAPITALIZATION FUND

 Equity Securities

- The fund will invest at least 65% of its total assets in equity securities of small capitalization issuers (market capitalizations of $50 million to $1.5 billion based on U.S. share prices).
 Non-U.S. Securities

- The fund may invest in securities of issuers domiciled outside the U.S., including issuers in less developed and developing countries.


 Debt Securities

- The fund may invest in debt securities generally rated in the top three categories by S&P or Moody's that or in unrated securities that are determined to be of equivalent quality.


GROWTH FUND

 Non-U.S. Securities

- The fund may invest up to 15% of its assets in securities of issuers domiciled outside the U.S. and Canada and not included in the S&P 500.


 Debt Securities

- The fund may invest up to 10% of its assets on straight debt securities rated Ba and BB or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.

     INTERNATIONAL FUND

 Equity Securities

- The fund will invest at least 65% of its assets in equity securities (including depositary receipts) of issuers domiciled outside the U.S.; however, under normal market conditions, the fund will invest substantially all of its assets in issuers domiciled outside the U.S. The fund may also invest in the securities of issuers domiciled in less developed and developing countries.


 Debt Securities

- The fund may invest up to 5% of its assets in straight debt securities rated BBB or Baa or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.


NEW WORLD FUND

 General

- The fund will invest at least 35% of its assets in equity and debt securities of companies primarily based in qualified countries which have developing economies and/or markets.

 Equity Securities

- The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to developing countries.

 Debt Securities

- The fund may invest up to 25% of its assets in debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines has a significant portion of its assets or revenues (generally 20% or more) attributable to developing countries.


- The fund may invest up to 25% of its assets in straight debt securities rated Ba and BB or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality


GROWTH-INCOME FUND

 Non-U.S. Securities
- The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside U.S. and not in the S&P 500.


 Debt Securities

- The fund may invest up to 5% of its assets on straight debt securities rated Ba and BB or below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.


VALUE FUND

- [TO BE PROVIDED BY AMENDMENT]

ASSET ALLOCATION FUND

 General

- The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).


 Debt Securities

- The fund may invest up to 25% of the fund's assets in straight debt securities rated Ba and BB below by S&P or Moody's or in unrated securities that are determined to be of equivalent quality.




 Non-U.S. Securities

- The fund may invest up to 10% of its assets in equity-type securities of issuers domiciled outside the U.S. and not in the S&P 500.

- The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the U.S.

BOND FUND

 Equity Securities

- The fund may not purchase equity securities directly, but may retain up to 5% of its assets in common stock, warrants and rights after the sale of the corresponding debt securities.

 Debt Securities

- The fund will invest at least 65% of its assets in bonds (debt securities having initial maturities in excess of one year)




- The fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.


- The fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) that are rated BBB or Baa or better by Moody's or S&P.


- The fund may invest up to 35% of its assets in straight debt securities rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.


 Non-U.S. Securities

- The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

- The fund may invest in the securities of issuers domiciled in less developed and developing countries.

HIGH-YIELD BOND FUND

 Debt Securities


- The fund will invest at least 65% of its assets in debt securities rated Ba or BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.


 Equity and Other Securities

- The fund may invest up to 25% of its assets in common and preferred stocks and convertibles.
 Maturity

- The fund will invest in securities with maturities in excess of 3 years. Non-U.S. Securities

- The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.

- The fund may invest in the securities of issuers domiciled in less developed and developing countries.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

 General


- The fund will invest at least 65% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S. Government or debt securities rated AAA by S&P or Aaa by Moody's or in unrated securities that are determined to be of equivalent quality.


CASH MANAGEMENT FUND

 General

- The fund will invest in high quality money market instruments rated in the two highest quality categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating category by Moody's or S&P.

 Maturity

- The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. Government securities), even if original maturity is greater than 1 year.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The funds' results will be related to the overall market for these securities.

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.


Lower rated bonds rated Ba or below by S&P and BB or below by Moody's or unrated but considered to be of equivalent quality are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely a fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated bonds.


Capital Research and Management Company (the "Investment Adviser") attempts to reduce the risks described above through diversification of the portfolios and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may also invest in securities that have a combination of equity and debt characteristics. These securities may at times resemble equity more than debt and vice versa. Some types of convertible preferred stocks automatically convert into common stock. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into shares of common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The funds' may invest in the stocks of smaller companies (typically companies with market capitalizations of less than $1.5 billion at the time of purchase). The Investment Adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies. Because the Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on more larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.


INVESTING IN PRIVATE COMPANIES - The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Yield Bond Fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from being able to sell its shares of the company for a period of time following the public offering.


Investments in private companies can offer the funds significant growth opportunities at very attractive prices. For example, extremely positive market conditions during the recent past, especially in the technology markets, have allowed these investments to contribute materially to the funds' investment results. These markets have been extremely volatile, and, as such, there is no guarantee that similar positive results can be achieved in the future.


INVESTING IN VARIOUS COUNTRIES -- The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and the High-Yield Bond Fund may invest in securities of issuers domiciled outside the U.S. and which may be denominated in currencies other than the U.S. dollar. Investing outside the U.S. involves special risks, caused by, among other things: currency controls; fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation and confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.



The risks described above are potentially heightened in connection with investments in less developed and developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. With the exception of the New World Fund, the funds' may only invest in securities of issuers in developing countries to a limited extent.


In determining where an issuer of a security is based, the Investment Adviser may consider such factors as where the company is legally organized, maintains its principal corporate offices, and/or conducts its principal operations.


Additional costs could be incurred in connection with the funds' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

The U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES


CURRENCY FLUCTUATIONS - Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries' currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, the fund can engage in certain currency transactions to hedge against currency fluctuations. See "Currency Transactions" below.

GOVERNMENT REGULATION - The political, economic, and social structures of certain developing countries may be more volatile and less developed than those in the U.S. Certain developing countries lack uniform accounting, auditing, and financial reporting standards, have less governmental supervision of financial markets than in the U.S., and do not honor legal rights enjoyed in the U.S. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the fund will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds' investment. If this happened, the fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the fund because foreign shareholders hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases, include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund's investments.

LESS DEVELOPED SECURITIES MARKETS - Developing countries may have less well-developed securities markets and exchanges. They have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

SETTLEMENT RISKS - Settlement systems in developing countries are generally less well organized in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty") through whom the transaction is effected might cause the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

INVESTOR INFORMATION - The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

TAXATION - Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high.
In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

LITIGATION - The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

FRAUDULENT SECURITIES - Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.

LOAN PARTICIPATIONS - New World Fund may invest, subject to its overall limitation on debt securities, in loan participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure. When purchasing such instruments the fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. Investment in loan participations present the possibility that in the U.S., the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations are generally not rated by major rating agencies, may not be protected by securities laws, and are often considered to be illiquid.


CURRENCY TRANSACTIONS -- The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Asset Allocation Fund, Bond Fund and High-Yield Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. The Growth-Income Fund does not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


The Bond Fund and High-Yield Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodities Futures Trading Association ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodities Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) up to 5% of a fund's net assets.

The Bond Fund and High-Yield Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The High-Yield Bond Fund and Bond Fund will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the fund.

FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses. If the other party to such a transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could experience a loss.

As the funds' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the funds' aggregate commitments under these transactions exceed their segregated assets, the funds temporarily could be in a leveraged position (because they may have an amount greater than their net assets subject to market risk). Should the market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of their net assets would likely occur than were they not in such a position. The funds will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.

The Asset Allocation Fund, Bond Fund, High-Yield Bond Fund, and U.S. Government/AAA-Rated Securities Fund also may enter into "roll" transactions which are the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The funds intend to treat roll transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the funds do not intend to enter into roll transactions for financing purposes, they may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940 (the "1940 Act"). The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements, under which they buy a security and obtain a simultaneous commitment from the seller to repurchase a security at a specified time and price. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by Capital Research and Management Company. If the seller under the repurchase agreement defaults, a fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by a fund may be delayed or limited.

U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds). For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Farmers Home Administration, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. Government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

"Collateralized mortgage obligations" (CMOs) are backed by a pool of mortgages, mortgage-backed securities or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on these securities' effective maturities is magnified.

"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

"Asset-backed securities" are backed by other assets such as a credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.

"IOs and POs" are issued in portions or tranches with varying maturities and characteristics; some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs); the values of Ios and Pos are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages which will substantially reduce or eliminate interest payments.

INFLATION-INDEXED BONDS -- Inflation-indexed notes and bonds are issued by governments, their agencies or instrumentalities, or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in debt securities issued by real estate investment trusts (REITs), which are pooled investment vehicles that primarily invest in real estate or real estate related loans. REITs are not taxed on income distributed to shareholders provided they meet requirements imposed by the Internal Revenue Code. The risks associated with REIT debt investments are similar to the risks of investing in corporate-issued debt. In addition, the return on REITs is dependent on such factors as the skill of management and the real estate environment in general. Debt that is issued by REITs is typically rated by the credit rating agencies as investment grade or above.

CASH AND CASH EQUIVALENTS -- These securities include (i) commercial paper (E.G. short-term notes up to nine months in maturity issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset backed commercial paper)), (ii) commercial bank obligations (E.G. certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association obligation and savings bank obligations (E.G. bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

"Commercial paper" is short-term notes (up to nine months) issued by companies or governmental bodies. The Cash Management Fund may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by Standard & Poor's Corporation and by Moody's Investors Service, Inc. or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund. (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the Appendix for a description of the ratings.

The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's. The Cash Management Fund may invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.

"Commercial bank obligations" are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

RESTRICTED SECURITIES AND LIQUIDITY -- The funds may purchase securities subject to restrictions on resale. All such securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

PORTFOLIO TURNOVER -- Under certain market conditions, the investment policies of the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A 100% annual portfolio turnover rate would occur, for example, if all the investments in a fund's portfolio (exclusive of securities with less than one year to maturity) were replaced in a period of one year. High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs, which will be borne directly by the fund involved.

REVERSE REPURCHASE AGREEMENTS -- Although the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, each fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements may be considered borrowings by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case.

LOANS OF PORTFOLIO SECURITIES -- Although the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, these funds are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The Bond Fund and High-Yield Bond Fund may invest in loan participations or assignments, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the fund's anticipate that such securities could be sold only to a limited number of institutional investors.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations and assignments are generally not rated by major rating agencies, may not be protected by the securities laws, and are generally considered to be illiquid.

REINSURANCE RELATED NOTES AND BONDS -- The High-Yield Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company.
These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

PORTFOLIO TRADING OF FIXED-INCOME SECURITIES -- The funds intend to engage in portfolio trading of fixed-income securities when it is believed that the sale of a fixed-income security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased concurrently in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

The Series has adopted the following fundamental policies and investment restrictions for each fund which may not be changed without approval by holders of a majority vote of the funds' outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of
(i) 67% or more of the outstanding shares of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the fund. All percentage limitations are considered at the time securities are purchased and are based on the funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


INVESTMENT RESTRICTIONS OF THE GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, GROWTH-INCOME FUND, VALUE FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND


The Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, Growth-Income Fund, Value Fund, Asset Allocation Fund, Bond Fund and High-Yield Bond Fund may not:


1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.


4. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5. Purchase commodities or commodity contracts; except that the Global Small Capitalization Fund, International Fund, Asset Allocation Fund, High-Yield Bond Fund and Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.  Invest in companies for the purpose of exercising control or management.

7. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.  Purchase securities on margin.


10. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 5.


12. Invest in securities of other investment companies, except as permitted by the 1940 Act.


13. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 12, the funds may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.


The funds may not invest more than 15% of their net assets in illiquid securities.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The U.S. Government/AAA-Rated Securities Fund may not:

1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities or other securities to the extent they are backed by or represent interests in U.S. Government securities or U.S. Government-guaranteed mortgages.

3. Invest in companies for the purpose of exercising control or management.


4. Invest in securities of other investment companies, except as permitted by the 1940 Act.


5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.


6. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

7. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.


10. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.


The fund may not invest more than 15% of its net assets in illiquid securities.


INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND
The Cash Management Fund may not:

1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.


7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8. Invest in puts, calls, straddles, spreads or any combination thereof.

9. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

Notwithstanding investment restriction number 9, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.

                     SERIES ORGANIZATION AND VOTING RIGHTS

The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983.


All Series operations are supervised by the Board of Trustees which meets periodically and performs duties applicable to state and federal law. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the Series as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.


The Series does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.



                          SERIES TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION


Name, Address and      Position       Principal          Aggregate             Total                  Total
Age                    with           occupation(s)      compensation          compensation           number of
                       Registrant     during Past 5      (including            (including             fund
                                      Years              voluntarily           voluntarily            boards
                                                         deferred              deferred               on which
                                                         compensation/1/)      compensation/1/)       Trustee
                                                         from                  from all funds         serves/2/
                                                         Series during         managed by
                                                         fiscal                Capital
                                                         year ended            Research and
                                                         12/31/00              Management
                                                                               Company or its
                                                                               affiliates/2/ for
                                                                               the year ended
                                                                               12/31/00

Lee A. Ault III        Trustee        Chairman, In-Q-It, Inc.;   $27,833               $27,833                1
1901 Avenue of                        former Chief
the Stars                             Executive
Suite 1800                            Officer,
Los Angeles, CA                       Telecredit,
90067                                 Inc.
Age: 64

H. Frederick           Trustee        Private            $31,991/3/            $206,843               19
Christie                              Investor;
P. O. Box 144                         former
Palos Verdes, CA                      President
90274                                 and Chief
Age: 67                               Executive
                                      Officer, The
                                      Mission Group
                                      (non-utility
                                      holding
                                      Company,
                                      subsidiary of
                                      Southern
                                      California
                                      Edison
                                      Company)

Joe E. Davis           Trustee        Private            $34,883               $34,883                1
3436 Caribeth                         Investor;
Drive                                 former
Encino, CA 91436                      Chairman,
Age: 66                               Linear
                                      Corporation;
                                      former
                                      President and
                                      Chief
                                      Executive
                                      Officer,
                                      National
                                      Health
                                      Enterprises,
                                      Inc.

James K. Dunton        Chairman       Senior Vice        None/4/               None/4/                2
333 South Hope         of the         President and
Street                 Board          Director,
Los Angeles, CA                       Capital
90071                                 Research and
Age: 63                               Management
                                      Company

Martin Fenton          Trustee        Managing           $32,033/3/            $127,843               17
4660 La Jolla                         Director,
Village Drive                         Senior
Suite 725                             Resource
San Diego, CA                         Group, Inc.
92122                                 (management
Age: 65                               of senior
                                      living
                                      centers)

Leonard R. Fuller      Trustee        President and      $28,064               $81,843                13
4337 Marina City                      Chief
Drive                                 Executive
Suite 841 ETN                         Officer,
Marina del Rey,                       Fuller
CA 90292                              Consulting
Age: 54                               (financial
                                      management
                                      consulting)

Mary Myers             Trustee        Private            $28,433/3/            $105,833               5
Kauppila                              investor;
286 Congress                          Chairman,
Street                                Ladera
Boston, MA 02110                      Management
Age: 47                               Company;
                                      former owner
                                      and
                                      President,
                                      Energy
                                      Investment,
                                      Inc.

Donald D. O'Neal       President      Senior Vice        none/4/               none/4/                1
P.O. Box 7650          and            President,
San Francisco, CA      Trustee        Capital
94120                                 Research and
Age: 40                               Management
                                      Company

Kirk P. Pendleton      Trustee        Chairman and       $28,333/3/            $136,833/3/            7
Cairnwood, Inc.                       Chief
Box 546                               Executive
Bryn Athyn, PA                        Officer,
19009                                 Cairnwood,
Age: 61                               Inc.

 +James F.             Trustee        President and      none/4/               none/4/                4
Rothenberg                            Director,
333 South Hope                        Capital
Street                                Research and
Los Angeles, CA                       Management
90071                                 Company
Age: 54



+ "INTERESTED PERSONS" WITHIN THE MEANING OF THE 1940 ACT ON THE BASIS OF THEIR AFFILIATION WITH THE SERIES' INVESTMENT ADVISER, CAPITAL RESEARCH AND MANAGEMENT COMPANY, OR THE PARENT COMPANY
OF THE INVESTMENT ADVISER, THE CAPITAL GROUP COMPANIES, INC.

/1/ AMOUNTS MAY BE DEFERRED BY ELIGIBLE TRUSTEES UNDER A NON-QUALIFIED DEFERRED COMPENSATION PLAN ADOPTED BY THE SERIES IN 1993. DEFERRED AMOUNTS ACCUMULATE AT AN EARNINGS RATE DETERMINED BY THE TOTAL RETURN OF ONE OR MORE FUNDS IN THE AMERICAN FUNDS GROUP AS DESIGNATED BY THE TRUSTEE.

/2/ CAPITAL RESEARCH AND MANAGEMENT COMPANY MANAGES THE AMERICAN FUNDS GROUP CONSISTING OF 28 FUNDS: AMCAP FUND, INC., AMERICAN BALANCED FUND, INC., AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC., AMERICAN HIGH-INCOME TRUST, AMERICAN MUTUAL FUND, INC., THE BOND FUND OF AMERICA, INC., THE CASH MANAGEMENT TRUST OF AMERICA, CAPITAL INCOME BUILDER, INC., CAPITAL WORLD GROWTH AND INCOME FUND, INC., CAPITAL WORLD BOND FUND, INC., EUROPACIFIC GROWTH FUND, FUNDAMENTAL INVESTORS, INC., THE GROWTH FUND OF AMERICA, INC., THE INCOME FUND OF AMERICA, INC., INTERMEDIATE BOND FUND OF AMERICA, THE INVESTMENT COMPANY OF AMERICA, LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA, THE NEW ECONOMY FUND, NEW PERSPECTIVE FUND, INC., NEW WORLD FUND, INC., SMALLCAP WORLD FUND, INC., THE TAX-EXEMPT BOND FUND OF AMERICA, INC., THE TAX-EXEMPT FUND OF CALIFORNIA, THE TAX-EXEMPT FUND OF MARYLAND, THE TAX-EXEMPT FUND OF VIRGINIA, THE TAX-EXEMPT MONEY FUND OF AMERICA, THE U. S. TREASURY MONEY FUND OF AMERICA, U.S. GOVERNMENT SECURITIES FUND AND WASHINGTON MUTUAL INVESTORS FUND, INC. CAPITAL RESEARCH AND MANAGEMENT COMPANY ALSO MANAGES ANCHOR PATHWAY FUND WHICH SERVES AS THE UNDERLYING INVESTMENT VEHICLE FOR CERTAIN VARIABLE INSURANCE CONTRACTS; AND ENDOWMENTS, WHOSE SHAREHOLDERS ARE LIMITED TO (I) ANY ENTITY EXEMPT FROM TAXATION UNDER SECTION 501(C)(3) OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED ("501 (C)(3) ORGANIZATION"); (II) ANY TRUST, THE PRESENT OR FUTURE BENEFICIARY OF WHICH IS A 501(C)(3) ORGANIZATION; AND (III) ANY OTHER ENTITY FORMED FOR THE PRIMARY PURPOSE OF BENEFITING A 501(C)(3) ORGANIZATION. AN AFFILIATE OF CAPITAL RESEARCH AND MANAGEMENT COMPANY, CAPITAL INTERNATIONAL, INC., MANAGES EMERGING MARKETS GROWTH FUND, INC.


/3/ SINCE THE DEFERRED COMPENSATION PLAN'S ADOPTION, THE TOTAL AMOUNT OF DEFERRED COMPENSATION ACCRUED BY THE SERIES (PLUS EARNINGS THEREON) FOR PARTICIPATING TRUSTEES IS AS FOLLOWS: H . FREDERICK CHRISTIE ($181,033); MARTIN FENTON ($49,629); MARY MYERS KAUPPILA ($282,887) AND KIRK P. PENDLETON ($162,242). AMOUNTS DEFERRED AND ACCUMULATED EARNINGS THEREON ARE NOT FUNDED AND ARE GENERAL UNSECURED LIABILITIES OF THE SERIES UNTIL PAID TO THE TRUSTEE.


/4/ JAMES K. DUNTON, DONALD D. O'NEAL AND JAMES F. ROTHENBERG ARE AFFILIATED WITH THE INVESTMENT ADVISER AND, ACCORDINGLY, RECEIVE NO REMUNERATION FROM THE SERIES.


                                 OTHER OFFICERS


NAME AND ADDRESS             AGE        POSITION(S)           PRINCIPAL OCCUPATION(S)
                                        WITH REGISTRANT       DURING PAST 5 YEARS

Michael J. Downer           45          Senior Vice           Senior Vice President -
333 South Hope                          President             Fund Business Management
Street                                                        Group, Capital Research and
Los Angeles,  CA                                              Management Company
90071

Abner D. Goldstine          70          Senior Vice           Senior Vice President and
11100 Santa Monica                      President             Director, Capital Research
Boulevard                                                     and Management Company
Los Angeles, CA
90025

Alan N. Berro               40          Vice President        Senior Vice President,
333 South Hope                                                Capital Research Company*
Street
Los Angeles, CA
90071

Claudia P.                  48          Vice President        Senior Vice President,
Huntington                                                    Capital Research Company
333 South Hope
Street
Los Angeles, CA
90071

Robert W. Lovelace          38          Vice President        Vice President, Capital
11100 Santa Monica                                            Research and Management
Boulevard                                                     Company
Los Angeles, CA
90025

John H. Smet                43          Vice President        Vice President, Capital
11100 Santa Monica                                            Research and Management
Boulevard                                                     Company
Los Angeles, CA
90025

Susan M. Tolson             36          Vice President        Senior Vice President and
11100 Santa Monica                                            Director, Capital Research
Boulevard                                                     Company
Los Angeles, CA
90025

Chad L. Norton              40          Secretary             Vice President - Fund
333 South Hope                                                Business Management Group,
Street                                                        Capital Research and
Los Angeles, CA                                               Management Company
90071

Robert P. Simmer            39          Treasurer             Vice President - Fund
5300 Robin Hood Road                                          Business Management Group, Capital Research and Management Company
Norfolk, VA 23513

Sheryl F. Johnson           32          Assistant             Assistant Vice President -
5300 Robin Hood Road                    Treasurer             Fund Business Management Group, Capital Research and Management
Company
Norfolk, VA 23513

David A. Pritchett          34          Assistant             Assistant Vice President -
5300 Robin Hood Road                    Treasurer             Fund Business Management Group, Capital Research and Management
Company
Norfolk, VA 23513



All of the officers listed are officers and/or directors/trustees of one or more of the other funds served by the Investment Adviser.


No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The Series pays fees of $28,000 per annum to Trustees who are not affiliated with the Investment Adviser, plus $2,500 for each Board of Trustees meeting attended, plus $1,000 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.


                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

The Investment Adviser is responsible for more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types around the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - An Amended Investment Advisory and Service Agreement (the "Agreement") between the Series and the Investment Adviser, unless sooner terminated, will continue in effect until December 31, 2001, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:


GLOBAL DISCOVERY FUND: [TO BE PROVIDED BY AMENDMENT]


GLOBAL GROWTH FUND: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets in excess of $1.2 billion;

GLOBAL SMALL CAPITALIZATION FUND: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;


GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding $13.0 billion, plus 0.30% on net assets in excess of $13.0 billion.


INTERNATIONAL FUND: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets in excess of $10.5 billion;

NEW WORLD FUND: 0.85% of net assets;

GROWTH-INCOME FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;


VALUE FUND: [TO BE PROVIDED BY AMENDMENT]


ASSET ALLOCATION FUND: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32%on net assets in excess of $2.0 billion;


BOND FUND: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets in excess of $1.0 billion;


HIGH-YIELD BOND FUND: 0.50% of the first $600 million of net assets, plus 0.46% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.45% on net assets in excess of $1.0 billion;


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.36% on net assets in excess of $1.0 billion;


CASH MANAGEMENT FUND: 0.50% of the first $100 million of net assets, plus 0.42% on net assets greater than $100 million but not exceeding $400 million, plus 0.38% on net assets in excess of $400 million.

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the Investment Adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


During the fiscal years ended December 31, 2000, and November 30, 1999 and 1998, the Investment Adviser's total fees, respectively, amounted to the following: Global Growth Fund $6,048,000, $2,672,000 and $1,341,000; Global Small Capitalization Fund $3,765,000, $1,054,000 and $240,000; Growth Fund $37,904,000, $26,451,000 and $20,494,000; International Fund $22,785,000,
$17,107,000 and $15,732,000; Growth-Income Fund $26,218,000, $26,220,000 and
$24,542,000; Asset Allocation Fund $6,965,000, $7,418,000 and $6,916,000; Bond
Fund $1,324,000, $1,228,000 and $952,000; High-Yield Bond Fund $3,078,000,
$3,651,000 and $4,018,000; U.S.Government/AAA-Rated Securities Fund $2,058,000, $2,681,000 and $2,553,000; and Cash Management Fund $1,267,000, $1,441,000 and
$1,164,000. During the fiscal periods ended December 31, 2000 and November 30, 1999, the Investment Adviser's total fee for the New World Fund amounted to $1,135,000 and $154,000.


During the one-month period ended December 31, 1999, the Investment Adviser's total fee amounted to the following: Global Growth Fund $376,000; Global Small Capitalization Fund $176,000; Growth Fund $2,723,000; International Fund $1,874,000; New World Fund $54,000; Growth-Income Fund $2,192,000; Asset Allocation Fund $623,000; Bond Fund $111,000; High-Yield Bond Fund $291,000; U.S. Government/AAA-Rated Securities Fund $204,000; and Cash Management Fund $134,000.

PLAN OF DISTRIBUTION The Series has adopted a Plan of Distribution (the "Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plan has been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plan. The officers and Trustees who are "interested persons" of the Series may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.


Under the Plan the Series will pay to insurance company contract issuers 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. Payments made pursuant to the Plan will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity contract payments. During the fiscal year ended December 31, 2000, the Series paid $13,593,000 to certain life insurance companies under the Plan. This fee is paid to the contract issuers without regard to expenses. Accrued and unpaid distribution expenses were $1,373,000.


                                PRICE OF SHARES

The price paid for shares is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m., New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the funds' share prices would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. The net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES


Each fund of the Series has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute at least 90% of its net investment company taxable income (including the excess of net short-term capital gains over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code.


To meet the requirements of the Code, a fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which each fund controls and which are engaged in the same or similar trades or businesses. It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and net realized capital gains during each fiscal year.

Under the Code, a fund may elect to compute taxable income for each year without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

The amount of any realized gain or loss by a fund on closing out a currency contract will generally result in ordinary income or loss for tax purposes. Under Code Section 1256, currency contracts held by each fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder of gain or loss from deemed and actual sales will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

Each fund, except for the Cash Management Fund, may be required to pay withholding and other taxes imposed by foreign countries which would reduce investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of the total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers
(either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2000 and November 30, 1999 and 1998, respectively, amounted to the following: Global Growth Fund $XXX,X,000, $414,000 and $292,000; Global Small Capitalization Fund $XXX,XXX,000, $385,000 and $90,000; Growth Fund $X,XXX,000, $4,487,000, and $3,271,000; International Fund $X,XXX,000, $5,345,000, and
$3,972,000; Growth-Income Fund $X,XXX,000, $6,110,000, and $5,110,000; and
Asset Allocation Fund $XXX,000, $790,000, and $501,000. Brokerage commissions paid on portfolio transactions for the New World Fund for the periods ended December 31, 2000 and November 30, 1999 amounted to $XXX,000 and $385,000.


Brokerage commissions paid on portfolio transactions for the one-month period ended December 31, 1999 amounted to the following: Global Growth Fund $40,000; Global Small Capitalization Fund $89,000; Growth Fund $433,000, International Fund $336,000; New World Fund $16,000; Growth-Income Fund $520,000; and Asset Allocation Fund $53,000.

                              GENERAL INFORMATION

CUSTODIANS OF ASSETS -- Securities and cash owned by all funds except New World Fund, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. Securities and cash owned by New World Fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodians in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Series' independent accountants since March 18, 1991, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends December 31. Contract owners are provided with updated prospectuses annually. In addition, contract owners are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The Series' annual financial statements are audited by the independent accounting firm of PricewaterhouseCoopers LLP.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company and its affiliated companies have adopted codes of ethics which allow for personal investments. The personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this Statement of Additional Information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.'s top two rating designations for commercial paper are described as follows: issues rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Corporation's top two rating categories for commercial paper are described as follows: A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 or 2 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".


                                    PART C
                               OTHER INFORMATION
                        AMERICAN FUNDS INSURANCE SERIES

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 26 filed March 30, 1998)
(b) Previously filed (see Post-Effective Amendment No. 26 filed March 30, 1998)
(c) Previously filed (see Post-Effective Amendment No. 26 filed March 30, 1998)
(d) Previously filed (see Post-Effective Amendment No. 26 filed March 30, 1998)
(e) Previously filed (see Post-Effective Amendment No. 26 filed March 30, 1998)
(f) None
(g) Previously filed (see Post-Effective Amendment No. 26 filed March 30, 1998)
(h) None
(i) Not applicable to this filing
(j) Consent of Independent Accountants (to be filed by amendment)
(k) None
(l) Previously filed (see Post-Effective Amendment No. 26 filed March 30, 1998)
(m) Previously filed (see Post-Effective Amendment No. 26 filed March 30, 1998)
(n) Previously filed (see Post-Effective Amendment No. 26 filed March 30, 1998)
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None.

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under investment adviser/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company, which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.


ITEM 25. INDEMNIFICATION (CONTINUED)

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

ITEM 25. INDEMNIFICATION (CONTINUED)

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification or any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None.

ITEM 27. PRINCIPAL UNDERWRITERS

  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 135 South State College Blvd., Brea, CA 92621 and 5300 Robin Hood Road, Norfolk, VA 23513.
 Records covering portfolio transactions are also maintained and kept by the custodians, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101 and The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 29. MANAGEMENT SERVICES

 None.

ITEM 30. UNDERTAKINGS

 None.



                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 15th day of February, 2001.

       American Funds Insurance Series
        By: /s/ James K. Dunton
       James K. Dunton, Chairman

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on February 15, 2001, by the following persons in the capacities indicated.

          SIGNATURE                            TITLE

(1)       Principal Executive Officer:
          /s/ James K. Dunton                  Chairman
          James K. Dunton
(2)       Principal Financial Officer
          and Principal
          Accounting Officer:
          Robert P. Simmer
          /s/ Robert P. Simmer                 Treasurer
          Robert P. Simmer
(3)       Trustees:
          Lee A. Ault III*                     Trustee
          H. Frederick Christie*               Trustee
          Joe E. Davis*                        Trustee
          Martin Fenton*                       Trustee
          Leonard R. Fuller*                   Trusee
          Mary Myers Kauppila*                 Trustee
          Don D. O'Neal
          /s/ Don D. O'Neal                    President
          Don D. O'Neal
          Kirk P. Pendleton*                   Trustee
          James F. Rothenberg
          /s/ James F. Rothenberg              Trustee



*By  /s/ Chad L. Norton
 Chad L. Norton
 (Attorney-in-Fact)